       As filed with the Securities and Exchange Commission on April 13, 1999.
                                                              File No. 333-00245

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                          POST-EFFECTIVE AMENDMENT NO. 4 TO
                                       FORM S-6

                 FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
                  SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                     FORM N-8B-2

A.   Exact name of trust:  Separate Account Five

B.   Name of depositor:  Hartford Life Insurance Company

C.   Complete address of depositor's principal executive offices:

     P.O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:

     Marianne O'Doherty, Esq.
     Hartford Life Insurance Companies
     P.O. Box 2999
     Hartford, CT  06104-2999

     It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
     --------
        X      on May 3, 1999 pursuant to paragraph (b) of Rule 485
     --------
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
     --------
               on __________ , 1999 pursuant to paragraph (a)(1) of Rule 485
     --------
               this post-effective amendment designates a new effective date for
     --------  a previously filed post-effective amendment.


E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                            RECONCILIATION AND TIE BETWEEN
                              FORM N-8B-2 AND PROSPECTUS


         Item No. of Form N-8B-2                  Caption In Prospectus
         -----------------------                  ---------------------
                   1.                    Cover Page
                   2.                    Cover Page
                   3.                    Not Applicable
                   4. Statement of Additional Information - Distribution of the Policies
                   5.                    About Us - Separate Account Five
                   6.                    About Us - Separate Account Five
                   7.                    Not required by Form S-6
                   8.                    Not required by Form S-6
                   9.                    Legal Proceedings
                   10.                   About Us - Separate Account Five; The
                                         Funds
                   11.                   About Us - Separate Account Five; The
                                         Funds
                   12.                   About Us - The Portfolios
                   13.                   Fee Table;  Charges and Deductions
                   14.                   Premiums
                   15.                   Premiums
                   16.                   Premiums
                   17.                   Making Withdrawals From Your Policy
                   18.                   About Us - The Portfolios; Charges and
                                         Deductions
                   19.                   Your Policy - Policy Rights
                   20.                   Not Applicable
                   21.                   Loans
                   22.                   Not Applicable
                   23.                   Not Applicable
                   24.                   Not Applicable
                   25.                   About Us - Hartford Life Insurance
                                         Company
                   26.                   Not Applicable
                   27.                   About Us - Hartford Life Insurance
                                         Company
                   28. Statement of Additional Information - General Information and History
                   29.                   About Us - Hartford Life Insurance
                                         Company
                   30.                   Not Applicable
                   31.                   Not Applicable

         Item No. of Form N-8B-2                  Caption In Prospectus
         -----------------------                  ---------------------
                   32.                   Not Applicable
                   33.                   Not Applicable
                   34.                   Not Applicable
                   35. Statement of Additional Information - Distribution of the Policies
                   36.                   Not required by Form S-6
                   37.                   Not Applicable
                   38. Statement of Additional Information - Distribution of the Policies
                   39. Statement of Additional Information - Distribution of the Policies
                   40.                   Not Applicable
                   41. Statement of Additional Information - Distribution of the Policies
                   42.                   Not Applicable
                   43.                   Not Applicable
                   44.                   Premiums
                   45.                   Not Applicable
                   46.                   Premiums; Making Withdrawals From Your
                                         Policy
                   47.                   About Us - The Portfolios
                   48.                   Cover Page; About Us - Hartford Life
                                         Insurance Company
                   49.                   Not Applicable
                   50.                   About Us - Separate Account Five
                   51.                   Not Applicable
                   52.                   About Us - The Portfolios
                   53.                   Federal Tax Considerations
                   54.                   Not Applicable
                   55.                   Not Applicable
                   56.                   Not Required by Form S-6
                   57.                   Not Required by Form S-6
                   58.                   Not Required by Form S-6
                   59.                   Not Required by Form S-6

                                     Part A

HARTFORD LIFE INSURANCE COMPANY -
SELECT DIMENSIONS LIFE
MODIFIED SINGLE PREMIUM
VARIABLE LIFE INSURANCE POLICIES
P.O. Box 2999
Hartford, Connecticut 06104-2999
Telephone: 1-800-231-5453

--------------------------------------------------------------------------------


This Prospectus describes information you should know before you purchase Select Dimensions Life. Please read it carefully.



Select Dimensions Life is a modified single premium variable life insurance policy. It is:



x Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.



x Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying portfolios.



At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This life insurance policy offers you Portfolios with investment strategies ranging from conservative to aggressive and you may pick those Portfolios that meet your investment style.



The Sub-Accounts and the Portfolios are listed below:



- Money Market Sub-Account which purchases shares of Money Market Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;



- North American Government Securities Sub-Account which purchases shares of North American Government Securities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;



- Diversified Income Sub-Account which purchases shares of Diversified Income Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;



- Balanced Growth Sub-Account which purchases shares of Balanced Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;



- Utilities Sub-Account which purchases shares of Utilities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;



- Dividend Growth Sub-Account which purchases shares of Dividend Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;



- Value-Added Market Sub-Account which purchases shares of Value-Added Market Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;



- Growth Sub-Account which purchases shares of Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;



- American Value Sub-Account which purchases shares of American Value Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;



- Mid-Cap Growth Sub-Account which purchases shares of Mid-Cap Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;



- Global Equity Sub-Account which purchases shares of Global Equity Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;



- Developing Growth Sub-Account which purchases shares of Developing Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;


                              1   - PROSPECTUS

- Emerging Markets Sub-Account which purchases shares of Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;



- High Yield Sub-Account which purchases shares of High Yield Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc.;



- Mid-Cap Value Sub-Account which purchases shares of Mid-Cap Value Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc.;



- Emerging Markets Debt Sub-Account which purchases shares of Emerging Markets Debt Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc.;



- Strategic Stock Sub-Account which purchases shares of Strategic Stock Portfolio of the Van Kampen Life Investment Trust;



- Enterprise Sub-Account which purchases shares of Enterprise Portfolio of the Van Kampen Life Investment Trust.



If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.



You can call us at 1-800-231-5453 to ask us questions, or to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.



We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's web site at http://www.sec.gov.



This life insurance policy IS NOT:



-  a bank deposit or obligation



-  federally insured



-  endorsed by any bank or governmental agency



-  available for sale in all states



Prospectus Dated: May 3, 1999


                              2   - PROSPECTUS

TABLE OF CONTENTS

      --------------------------------------------------------------------

                                                                         PAGE
 ----------------------------------------------------------------------------
   Summary of Benefits and Risks                                           4
 ----------------------------------------------------------------------------
   Fee Table                                                               5
 ----------------------------------------------------------------------------
   About Us                                                                7
 ----------------------------------------------------------------------------
     Hartford Life Insurance Company                                       7
 ----------------------------------------------------------------------------
     Separate Account Five                                                 7
 ----------------------------------------------------------------------------
   The Portfolios                                                          7
 ----------------------------------------------------------------------------
   Charges and Deductions                                                 10
 ----------------------------------------------------------------------------
   Your Policy                                                            11
 ----------------------------------------------------------------------------
   Premiums                                                               13
 ----------------------------------------------------------------------------
   Death Benefits and Policy Values                                       14
 ----------------------------------------------------------------------------

                                                                         PAGE
 ----------------------------------------------------------------------------

   Making Withdrawals From Your Policy                                    16
 ----------------------------------------------------------------------------
   Loans                                                                  16
 ----------------------------------------------------------------------------
   Lapse and Reinstatement                                                17
 ----------------------------------------------------------------------------
   Federal Tax Considerations                                             17
 ----------------------------------------------------------------------------
   Legal Proceedings                                                      20
 ----------------------------------------------------------------------------
   Other Matters                                                          20
 ----------------------------------------------------------------------------
   Glossary of Special Terms                                              22
 ----------------------------------------------------------------------------
   Appendix A - Special Information for Policies Purchased in New York    23
 ----------------------------------------------------------------------------


                              3   - PROSPECTUS

SUMMARY OF BENEFITS AND RISKS

      --------------------------------------------------------------------


BENEFITS OF YOUR POLICY



FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.



RIGHT TO EXAMINE -- For a limited time, usually 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period maybe provided in certain states.



CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying portfolios.



DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying portfolios of the policy perform well.



INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the funds' prospectuses.



SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy", below)



LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.



SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.



WHAT DOES YOUR PREMIUM PAYMENT PAY FOR?



Your premium payment pays for insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales charges, premium taxes and administrative fees.



RISKS OF YOUR POLICY



INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying portfolios. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.



UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need your premium payment in a short time.



RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.



LOANS -- Taking a loan from your policy may increase the risk that your policy will terminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.



SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty.



TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.



ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2.


                              4   - PROSPECTUS

FEE TABLE

      --------------------------------------------------------------------


The following tables describes the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.



SURRENDER FEES



                                                                                                              POLICIES FROM WHICH
   CHARGE      WHEN CHARGE IS DEDUCTED                           AMOUNT DEDUCTED                              CHARGE IS DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------
Surrender      When you fully or            A percentage of the amount surrendered, not to exceed the       All, if the surrender
Charges        partially surrender          premium payments, depending on the Policy Year, in which        is subject to a charge.
               your policy.                 the premium payment was made.
                                            The percentage is as follows:
                                                   Policy Year                     Percentage
                                            -------------------------       -------------------------
                                                        1                             7.5%
                                                        2                             7.5%
                                                        3                             7.5%
                                                        4                               6%
                                                        5                               6%
                                                        6                               4%
                                                        7                               4%
                                                        8                               2%
                                                        9                               2%
                                                       10+                              0%
-----------------------------------------------------------------------------------------------------------------------------------
Unamortized    Upon surrender or            A percentage of the Account Value depending on the Policy                 All
Tax Charge     partial surrender of         Year the surrender takes place.
               the policy.
                                            The percentage is as follows:
                                                   Policy Year                     Percentage
                                            -------------------------       -------------------------
                                                        1                            2.25%
                                                        2                            2.00%
                                                        3                            1.75%
                                                        4                            1.50%
                                                        5                            1.25%
                                                        6                            1.00%
                                                        7                            0.75%
                                                        8                            0.50%
                                                        9                            0.25%
                                                       10+                           0.00%
-----------------------------------------------------------------------------------------------------------------------------------



The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio fees and expenses.



ANNUAL CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES



                                                                                            POLICIES FROM WHICH CHARGE IS
       CHARGE              WHEN CHARGE IS DEDUCTED              AMOUNT DEDUCTED                        DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------
Cost of Insurance      Monthly.                         Individualized depending on                      All
Charges                                                 age, sex and other factors.
-----------------------------------------------------------------------------------------------------------------------------
Mortality and Expense  Monthly.                         .90% (annualized) of                             All
Risk Charge                                             Sub-Account Value
-----------------------------------------------------------------------------------------------------------------------------
Tax Expense Charge     Monthly.                         .40% (annualized) of Account                     All
                                                        Value for Policy Years 1-10
-----------------------------------------------------------------------------------------------------------------------------
Annual Maintenance     On Policy Anniversary Date or    $30.00                           Only policies with an Account Value
Fee                    upon surrender of the policy.                                     of less than $50,000 on the Policy
                                                                                         Anniversary Date or date of
                                                                                         surrender.
-----------------------------------------------------------------------------------------------------------------------------
Administrative Charge  Monthly.                         .40% (annualized) of                             All
                                                        Sub-Account Value
-----------------------------------------------------------------------------------------------------------------------------


                              5   - PROSPECTUS

The next table describes the Portfolio fees and expenses that you will pay periodically during the time that you own the policy. The table shows the minimum and maximum fees and expenses charged by any of the Portfolios. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.



ANNUAL PORTFOLIO OPERATING EXPENSES



                                                                                             POLICIES FROM WHICH CHARGE IS
          CHARGE               WHEN CHARGE IS DEDUCTED            AMOUNT DEDUCTED                       DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Management Fees             Daily net asset values of a           0.400% - 1.250%         All policies, but deductions only
                            Portfolio reflect Management                                  from underlying Portfolios selected
                            Fees already deducted from                                    by you.
                            assets of the Portfolio.
------------------------------------------------------------------------------------------------------------------------------
Other Expenses              Daily net asset values of a           0.030% - 2.090%         All policies, but deductions only
                            Portfolio effect Other                                        from underlying Portfolios selected
                            Expenses already deducted                                     by you.
                            from the assets of the
                            Portfolio.
------------------------------------------------------------------------------------------------------------------------------
Total Portfolio Annual      Daily net asset values of a           0.490% - 2.590%         All policies, but deductions only
Expenses                    Portfolio reflect Total                                       from underlying Portfolios selected
                            Portfolio Annual Operating                                    by you.
                            Expenses already deducted
                            from assets of the Portfolio.
------------------------------------------------------------------------------------------------------------------------------


                              6   - PROSPECTUS

ABOUT US

      --------------------------------------------------------------------


HARTFORD LIFE INSURANCE COMPANY



Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



                               HARTFORD'S RATINGS



                                     EFFECTIVE DATE
RATING AGENCY                          OF RATING     RATING             BASIS OF RATING
-----------------------------------  --------------  ------   -----------------------------------
A.M. Best and Company, Inc.........        1/1/99      A+     Financial performance
Standard & Poor's..................        6/1/98     AA      Insurer financial strength
Duff & Phelps......................      12/21/98     AA+     Claims paying ability



SEPARATE ACCOUNT FIVE



The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. The Separate Account was established to keep your life insurance policy assets separate from our company assets. The investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and the benefit of other policy owners and may not be used for any other liability of Hartford. Separate Account Five was established on July 25, 1994 under the laws of Connecticut.



THE PORTFOLIOS

      --------------------------------------------------------------------


The underlying investment for the Policies are shares of the Portfolios of Morgan Stanley Dean Witter Select Dimensions Investment Series, Morgan Stanley Dean Witter Universal Funds, Inc., and Van Kampen Life Investment Trust, all open-ended management investment companies. The underlying Portfolios corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional Portfolios with differing investment objectives. The Portfolios may not be available in all states.



We do not guarantee the investment results of any of the underlying Portfolios. Since each underlying Portfolio has different investment objectives, each is subject to different risks. These risks and the Portfolio's expenses are more fully described in the accompanying Funds' prospectuses and the Statements of Additional Information. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.



MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES:
MONEY MARKET PORTFOLIO



Seeks high current income, preservation of capital and liquidity by investing in the following money market instruments: U.S. Government securities, obligations of U.S. regulated banks and savings institutions having total assets of more than $1 billion, or less than $1 billion if such are fully federally insured as to principal (the interest may not be insured) and high grade corporate debt obligations maturing in thirteen months or less.



NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO



Seeks to earn a high level of current income while maintaining relatively low volatility of principal, by investing primarily in investment grade fixed-income securities issued or guaranteed by the U.S., Canadian or Mexican governments.



DIVERSIFIED INCOME PORTFOLIO



Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed-income securities. Up to one-third of the securities in which the Diversified Income Portfolio may invest will include securities rated Baa/BBB or lower. See the Special Considerations for investments for high yield securities disclosed in the Funds' prospectus.



BALANCED GROWTH PORTFOLIO



Seeks to provide capital growth with reasonable current income by investing, under normal market conditions, at least 60% of its total assets in a diversified portfolio of common stocks of companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for increasing dividends and in securities convertible into common stock, and at least 20% of its total assets in investment grade fixed-income (fixed-rate and adjustable-rate) securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and its instrumentalities.


                              7   - PROSPECTUS

UTILITIES PORTFOLIO



Seeks to provide current income and long-term growth of income and capital by investing in equity and fixed-income securities of companies in the public utilities industry.



DIVIDEND GROWTH PORTFOLIO



Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.



VALUE-ADDED MARKET PORTFOLIO



Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income, by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index.



GROWTH PORTFOLIO



Seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies.



AMERICAN VALUE PORTFOLIO



Seeks long-term capital growth consistent with an effort to reduce volatility, by investing principally in common stock of companies in industries which, at the time of the investment, are believed to be attractively valued given their above average relative earnings growth potential at that time.



MID-CAP GROWTH PORTFOLIO



Seeks long-term capital growth by investing primarily in equity securities of "mid-cap" companies (that is, companies whose equity market capitalization falls within the range of $250 million to $5 billion).



GLOBAL EQUITY PORTFOLIO



Seeks a high level of total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies, governments and international organizations.



DEVELOPING GROWTH PORTFOLIO



Seeks long-term capital growth by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.



EMERGING MARKETS PORTFOLIO



Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging market countries. The Emerging Markets Portfolio may invest up to 35% of its total assets in high risk fixed-income securities that are rated below investment grade or are unrated (commonly referred to as "junk bonds"). See the Special Considerations for investments in high yield securities disclosed in the Fund's prospectus.



MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
HIGH YIELD PORTFOLIO



Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities, including corporate bonds and other fixed income securities and derivatives. High yield securities are rated below investment grade and are commonly referred to as "junk bonds". The Portfolio's average weighted maturity will ordinarily exceed five years. See the special considerations for investments in high yield securities disclosed in the Fund prospectus.



MID CAP VALUE PORTFOLIO



Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the S&P MidCap 400 Index.



EMERGING MARKETS DEBT PORTFOLIO



Seeks high total return by investing primarily in fixed income securities of government and government related issuers and, to a lesser extent, of corporate issuers located in emerging market countries.



VAN KAMPEN LIFE INVESTMENT TRUST:
STRATEGIC STOCK PORTFOLIO



Seeks to provide investors with an above average total return through a combination of potential capital appreciation and dividend income, consistent with the preservation of invested capital by investing primarily in a portfolio of dividend paying equity securities included in the Dow Jones Industrial Average or in the Morgan Stanley Capital International USA Index.



ENTERPRISE PORTFOLIO



Seeks capital appreciation through investments in securities believed by the investment advisor to have above average potential for capital appreciation.



THE INVESTMENT ADVISERS



Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), a Delaware Corporation, whose address is Two World Trade Center, New York, New York 10048, is the Investment Manager


                              8   - PROSPECTUS
for the Money Market Portfolio, the North American Government Securities Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Value Portfolio, the Mid-Cap Growth Portfolio, the Global Equity Portfolio, the Developing Growth Portfolio, and the Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (the "Morgan Stanley Dean Witter Portfolios"). MSDW Advisors was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW")



MSDW Advisors provides administrative services, manages the Dean Witter Portfolios' business affairs and manages the investment of the Morgan Stanley Dean Witter Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. MSDW Advisors has retained Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Morgan Stanley Dean Witter Portfolios. For its services, the Morgan Stanley Dean Witter Portfolios pay MSDW Advisors a monthly fee. See the accompanying Fund prospectus for a more complete description of MSDW Advisors and the respective fees of the Morgan Stanley Dean Witter Portfolios.



With regard to the North American Government Securities Portfolio and the Emerging Markets Portfolio, TCW Funds Management ("TCW"), under a Sub-Advisory Agreement with MSDW Advisors, provides these Portfolios with investment advice and portfolio management, in each case subject to the overall supervision of the MSDW Advisors. TCW's address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.



With regard to the Growth Portfolio, Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"), under a Sub-Advisory Agreement with MSDW Advisers, provides the Growth Portfolio with investment advice and portfolio management, subject to the overall supervision of MSDW Advisors. MSDW Investment Management, like MSDW Advisors, is a wholly-owned subsidiary of MSDW. MSDW Investment Management's address is 1221 Avenue of the Americas, New York, New York 10020.



In addition to acting as the Sub-Adviser for the Growth Portfolio, MSDW Investment Management, pursuant to an Investment Advisory Agreement with the Morgan Stanley Dean Witter Universal Funds, Inc., is the investment adviser for the Emerging Markets Debt Portfolio. As the investment adviser, MSDW Investment Management, provides investment advice and portfolio management services for the Emerging Markets Debt Portfolio, subject to the supervision of the Morgan Stanley Dean Witter Universal Fund's Board of Directors.



The investment adviser for the High Yield Portfolio and the Mid Cap Value Portfolio is Miller Anderson & Sherrerd, LLP ("MAS"). MAS is a Pennsylvania limited liability partnership founded in 1969 with its principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428. MAS provide investment advisory services to employee benefit plans, endowment portfolios, foundations and other institutional investors and has served as an investment adviser to several open-end investment companies. MAS is an indirect wholly-owned subsidiary of MSDW.



The Investment Adviser with respect to the Strategic Stock Portfolio and the Enterprise Portfolio is Van Kampen Asset Management Inc., a wholly-owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly-owned subsidiary of MSDW. Van Kampen Investments Inc. is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $75 billion under management or supervision. Van Kampen Investments Inc.'s more than 50 open-end and 39 closed end portfolios and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide.



MIXED AND SHARED FUNDING -- Shares of the Portfolios may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Portfolios. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Portfolios from the Separate Account or replacing the Portfolio with another underlying Portfolio. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.



VOTING RIGHTS -- We are the legal owners of all Portfolio shares held in the Separate Account and we have the right to vote at the Portfolio's shareholder meetings. To the extent required by federal securities laws or regulations, we will:



- Notify you of any Portfolio shareholders' meeting if the shares held for your policy may be voted.



- Send proxy materials and a form of instructions that you can use to tell us how to vote the Portfolio shares held for your policy.



- Arrange for the handling and tallying of proxies received from policy owners.



- Vote all Portfolio shares attributable to your policy according to instructions received from you, and



- Vote all Portfolio shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.


                              9   - PROSPECTUS

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Portfolio shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease.



CHARGES AND DEDUCTIONS

      --------------------------------------------------------------------


The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").



Deductions are taken from premium payments before allocations to the Sub-Accounts are made.



Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.



Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See "Lapse and Reinstatement".



The deductions and charges associated with your policy are listed below.



COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Unismoker, Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the Insured's substandard rating. Unisex rates may be required in some states.



Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Face Amount minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.



EXAMPLE:



Face Amount = $100,000
Account Value on the Monthly Activity Date = $30,000
Insured's attained age = 40
Minimum Coverage Amount percentage for age 40 = 150%



On the Monthly Activity Date, the Coverage Amount is $70,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($30,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $45,000 (150% of $30,000). Since $45,000 is less than the Face Amount less the Account Value ($70,000), no adjustment is necessary. Therefore, the Coverage Amount will be $70,000.



Assume that the Account Value in the above example was $50,000. The Minimum Coverage Amount would be $25,000 (150% of $50,000). Since this is greater than the Face Amount less the Account Value ($50,000), the Coverage Amount for the Policy Month is $75,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)



Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.



MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value a charge equal to an annual rate of 0.90%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:



MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.



EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.


                             10   - PROSPECTUS

We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of settlement option.



TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:



(1) Premium taxes imposed by various states and local jurisdictions.



A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.



(2) The cost of the capitalization of certain policy acquisition expenses under
    Section 848 of the Internal Revenue Code. During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.



UNAMORTIZED TAX CHARGE -- During, the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy
Year:



 POLICY YEAR      RATE
--------------  ---------
      1             2.25%
      2             2.00%
      3             1.75%
      4             1.50%
      5             1.25%
      6             1.00%
      7             0.75%
      8             0.50%
      9             0.25%
     10+            0.00%



After the ninth Policy Year, no Unamortized Tax charge will be imposed.



ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.



ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.40%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.



SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:



x For less than three years, the charge is 7.5%.



x For more than three years and less than five years, the charge is 6%.



x For more than five years and less than seven years, the charge is 4%.



x For more than seven years and less than nine years, the charge is 2%



x For more than nine years, the charge is 0%



In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.



The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.



CHARGES AGAINST THE PORTFOLIOS -- The Separate Account purchases shares of the Portfolios at net asset value. The net asset value of the Portfolio shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Portfolios. These charges are described in the Portfolios' prospectuses accompanying this Prospectus.



YOUR POLICY

      --------------------------------------------------------------------


POLICY RIGHTS



POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.



BENEFICIARY -- You name the beneficiary in the application for the policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If


                             11   - PROSPECTUS
no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.



ASSIGNMENT



You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, we are not responsible for any payment made or action taken. We are not responsible for the validity of any assignment.



STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:



(a) the current Account Value, Cash Surrender Value and Face Amount;



(b) the premiums paid, monthly deduction amounts and any loans since your last statement;



(c) the amount of any Indebtedness;



(d) any notifications required by the provisions of your policy; and



(e) any other information required by the Insurance Department of the state where your policy was delivered.



LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.



MISSTATEMENT AS TO AGE AND SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.



POLICY LIMITATIONS



DIVIDENDS -- No dividends will be paid under the policy.



TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. We reserve the right to restrict the number of these transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time.



Transfers may be made by written request or by calling us toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by an attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. Hartford, its agents or affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions received by telephone are tape-recorded. We will send you a confirmation of the transfer within five days from the date of any transfer.



It is your responsibility to verify the accuracy of all confirmations and to promptly advise us of any inaccuracies within 30 days of receipt.



CHANGES TO POLICY OR SEPARATE ACCOUNT



SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF PORTFOLIOS -- We reserve the right, subject to any applicable law, to make certain changes to the Portfolios offered under your policy. We may, in our sole discretion, establish new Portfolios. New Portfolios will be will be made available to existing policyholders as we determine appropriate. We may also close one or more Portfolios to additional payments or transfers from existing Sub-Accounts.



We reserve the right to eliminate the shares of any of the Portfolios for any reason and to substitute shares of another registered investment company for the shares of any Portfolio already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Portfolio will not be made until we have the approval of the Commission and we have notified you of the change.



In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.



OTHER BENEFITS OF YOUR POLICY



LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are


                             12   - PROSPECTUS
paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.



1. The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."



2. To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.



3. For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.



4. The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.



5. The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.



6. Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."



PREMIUMS

      --------------------------------------------------------------------


APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.



Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").



If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.



PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).



UNDERWRITING RULES OF YOUR POLICY



- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if you meet simplified underwriting standards.



- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.



Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.



ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Home Office, we allocate your entire premium payment to the Money Market Sub-Account.



We will then allocate the Account Value in the Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.



ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have


                             13   - PROSPECTUS
allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.



ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Portfolio. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.



The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:



- The net asset value per share of each Portfolio held in the Sub-Account at the end of the current Valuation Period; divided by



- The net asset value per share of each Portfolio held in the Sub-Account at the beginning of the Valuation Period.



You should refer to the Portfolios' prospectuses accompanying this Prospectus for a description of how the assets of each Portfolio are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.



All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Home Office. Otherwise a valuation will be made on the next date which is a Valuation Day.



ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.



The Account Value of your policy is related to the net asset value of the Portfolios to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Portfolios, the value of the Loan Account and the monthly Deduction Amounts.



SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:



(a) the New York Stock Exchange is closed;



(b) trading on the New York Stock Exchange is restricted by the SEC;



(c) the SEC permits and orders postponement; or



(d) the SEC determines that an emergency exists to restrict valuation.



DEATH BENEFITS AND POLICY VALUES

      --------------------------------------------------------------------


DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.



We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.



The Death Benefit equals the greater of:



(1) the Face Amount; or



(2) the Account Value multiplied by a specified percentage.



The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:



EXAMPLES:



                                           A           B
                                       ----------  ----------
Face Amount..........................  $  100,000  $  100,000
Insured's Age........................          40          40
Account Value on Date of Death.......  $   46,500  $   34,000
Specified Percentage.................        250%        250%



In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.



In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).



DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects


                             14   - PROSPECTUS
to reallocate them. Full or partial surrenders may be made at any time.



All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.



SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENTS OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120,180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.



The following settlement options are available under your policy:



OPTION 1 -- INTEREST INCOME



This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.



OPTION 2 -- LIFE ANNUITY



Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.



OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240
MONTHLY PAYMENTS CERTAIN



We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.



OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY



We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.



Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.



OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD



We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.



VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.



VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.



We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.



The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.



Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.



FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity


                             15   - PROSPECTUS
rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.



Hartford will make any other arrangements for income payments as may be agreed on.



BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."



CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.



MAKING WITHDRAWALS FROM YOUR POLICY

      --------------------------------------------------------------------


SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations".



If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.



PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations".



RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.



RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.



LOANS

      --------------------------------------------------------------------


AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.


                             16   - PROSPECTUS

The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.



Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.



If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."



PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."



LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.



EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of obtaining a loan against the policy see "Federal Tax Considerations."



CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.



POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.



LAPSE AND REINSTATEMENT

      --------------------------------------------------------------------


LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.



GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.



The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."



REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.



The Account Value on the reinstatement date will reflect:



(a) the Cash Value at the time of termination; plus



(b) Net Premiums derived from premiums paid at the time of reinstatement; minus



(c) the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus



(d) the Surrender Charge at the time of reinstatement.



The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.



FEDERAL TAX CONSIDERATIONS

      --------------------------------------------------------------------


GENERAL



Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.



Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.


                             17   - PROSPECTUS

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Portfolios) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Premiums - Account Value"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.



Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.



INCOME TAXATION OF POLICY BENEFITS



For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.



During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.



The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.



LAST SURVIVOR POLICIES



Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Policy will meet the Section 7702 definition of a life insurance contract.



MODIFIED ENDOWMENT CONTRACTS



A life insurance contract is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a modified endowment contract if no additional premiums are paid.



A contract that is classified as modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the policy (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.



All modified endowment contracts that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.



ESTATE AND GENERATION SKIPPING TAXES



When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.


                             18   - PROSPECTUS

The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $650,000 (1999) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next seven years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).



If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million, as adjusted for inflation. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.



DIVERSIFICATION REQUIREMENTS



The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying Portfolio are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.



The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.



In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."



The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.



Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.



TAX DEFERRAL DURING ACCUMULATION PERIOD



Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally


                             19   - PROSPECTUS
not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Since this Policy is a modified endowment contract, partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner for Federal income tax purposes.



LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS



On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.



FEDERAL INCOME TAX WITHHOLDING



If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.



NON-INDIVIDUAL OWNERSHIP OF POLICIES



In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.



OTHER



Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.



LEGAL PROCEEDINGS

      --------------------------------------------------------------------


There are no material legal proceedings pending to which the Separate Account is a party.



OTHER MATTERS

      --------------------------------------------------------------------


LEGAL MATTERS -- Legal matters in connection with the issue and sale of flexible premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary of Hartford.



YEAR 2000 -- In General The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and


                             20   - PROSPECTUS
adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.



The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems that integrate Hartford's various business segments and field offices. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Hartford, and whose operations are important to Hartford's business.



INTERNAL YEAR 2000 EFFORTS AND TIMETABLE -- Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, Hartford's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues;
(2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford has begun initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.



THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE -- Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has completed the first third party initiative and, as of early 1999, had substantially completed evaluating third party responses received. Hartford has begun conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.



YEAR 2000 COSTS -- The costs of Hartford's Year 2000 program that were incurred through the year ended December 31, 1997 were not material to Hartford's financial condition or results of operations. The after-tax costs of Hartford's Year 2000 efforts for the year ended December 31, 1998 were approximately $3 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.



RISKS AND CONTINGENCY PLANS -- If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its business and Hartford may be exposed to the risk that issuers of investments held by it will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.



Hartford is in the process of developing certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. These contingency plans are being developed based on, among other things, known or reasonably anticipated circumstances and potential vulnerabilities. The contingency planning also includes assessing the dependency of Hartford's business on third parties and their Year 2000 readiness. Hartford currently anticipates that internal and external contingency plans will be substantially complete by the end of the second quarter of 1999. However, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.


                             21   - PROSPECTUS

GLOSSARY OF SPECIAL TERMS

      --------------------------------------------------------------------


As used in this Prospectus, the following terms have the indicated meanings:



ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.



ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.



ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.



ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.



CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.



CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.



CODE: The Internal Revenue Code of 1986, as amended.



COVERAGE AMOUNT: The Death Benefit less the Account Value.



DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or (2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.



DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.



DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges, an administrative charge and a mortality and expense risk charge.



FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.



HARTFORD, WE OR US: Hartford Life Insurance Company.



HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.



INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.



INSURED: The person on whose life the policy is issued.



ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.



LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.



MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.



POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.



POLICY DATE: The issue date of the policy.



POLICY LOAN RATE: The interest rate charged on policy loans.



POLICY OWNER OR YOU: The owner of the policy.



POLICY YEAR: The twelve months between Policy Anniversaries.



SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.



SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.



VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.



VALUATION PERIOD: The period between the close of business on successive Valuation Days.


                             22   - PROSPECTUS

APPENDIX A - SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW YORK

      --------------------------------------------------------------------


If the Policy is purchased in the State of New York, the following provisions of the Prospectus are amended as follows:



In the Special Terms subsection of the Prospectus, the definition of Account Value is deleted and the following definition is substituted:



ACCOUNT VALUE -- The current value of Accumulation Units plus the value of the Loan Account under the Policy. In the case of a Policy Owner who purchases the Policy in the State of New York (the "New York Policy Owner") and who elects to transfer into the Fixed Account, Account Value is the current value of the Fixed Account plus the value of the Loan Account under the Policy.



The following definition is added:



FIXED ACCOUNT -- Part of the General Account of Hartford to which a New York Policy Owner may allocate the entire Account Value.



The definition of Loan Account is deleted and the following definition is substituted:



LOAN ACCOUNT -- An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts or, if a New York Policy Owner, from the Fixed Account for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.



The following is added to the Prospectus as a separate section following the section entitled "Separate Account Five":



THE FIXED ACCOUNT



REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.


Under the circumstances described under the heading "Transfer of Entire Account Value to the Fixed Account", New York Policy Owners may transfer no less than the entire Account Value to the Fixed Account. Account Value transferred to the Fixed Account becomes part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing the investment of insurance company general accounts.

Hartford currently credits interest to the Account Value transferred to the Fixed Account under the Policy at the Minimum Credited Rate of 3% per year, compounded annually. Hartford reserves the right to credit a lower minimum interest rate according to state law. Hartford may also credit interest at rates greater than the minimum Fixed Account interest rate. There is no specific formula for determining the interest credited to the Account Value in the Fixed Account.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Administrative Charge":

No Administrative Charge is deducted from Sub-Account Value in the Fixed
Account.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Mortality and Expense Risk Charge":

No Mortality and Expense Risk Charge is deducted from Sub-Account Value in the Fixed Account.

The following separate sections are added to the section of the Prospectus entitled "Your Policy":


TRANSFER OF ENTIRE ACCOUNT VALUE TO THE FIXED ACCOUNT


New York Policy Owners may transfer no less than the entire Account Value into the Fixed Account under the following circumstances: (i) during the first 18 months following the Date of Issue, (ii) within 30 days following a Policy Anniversary, or (iii) within 60 days following the effective date of a material change in the investment policy of the Separate Account which the New York Policy Owner objects to.

A TRANSFER TO THE FIXED ACCOUNT MUST BE FOR THE ENTIRE ACCOUNT VALUE AND ONCE THE ACCOUNT VALUE HAS BEEN TRANSFERRED TO THE FIXED ACCOUNT, IT MAY NOT, UNDER ANY CIRCUMSTANCES, BE TRANSFERRED BACK TO THE SEPARATE ACCOUNT.

For New York Policy Owners who elect to invest in the Fixed Account, Hartford will transfer the entire Account Value from the Separate Account to the Fixed Account on the Monthly Activity Date next following the date on which Hartford received the transfer request. The Account Value in the Fixed Account on the date of transfer equals the entire Account Value; plus the

                             23   - PROSPECTUS
value of the Loan Account; minus the Monthly Deduction Amount applicable to the Fixed Account and minus the Annual Maintenance Fee, if applicable. On each subsequent Monthly Activity Date, the Account Value in the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus interest credited since the last Monthly Activity Date; minus the Monthly Deduction Amount applicable to the Fixed Account; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Deduction Date. On each Valuation Date (other than a Monthly Activity Date), the Account Value of the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus any interest credited since the last Monthly Activity Date; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Activity Date.


DEFERRED PAYMENTS


Hartford reserves the right to defer payment of any Cash Surrender Values and loan amounts which are attributable to the Fixed Account for up to six months from the date of request. If payment is deferred for more than ten days, Hartford will pay interest at the Fixed Account Minimum Credited Interest Rate.

                             24   - PROSPECTUS

                                     PART B

STATEMENT OF ADDITIONAL INFORMATION
HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT FIVE

      --------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. We will send you a prospectus if you write us at P.O. Box 2999, Hartford, CT 06104-2999, or if you call us at 1-800-231-5453.



Date of Prospectus: May 3, 1999


Date of Statement of Additional Information: May 3, 1999

TABLE OF CONTENTS

      --------------------------------------------------------------------


                                                                         PAGE
 ----------------------------------------------------------------------------
   General Information and History                                         3
 ----------------------------------------------------------------------------
   Services                                                                5
 ----------------------------------------------------------------------------
   Experts                                                                 5
 ----------------------------------------------------------------------------
   Distribution of the Policies                                            6
 ----------------------------------------------------------------------------
   Additional Information About Charges                                    6
 ----------------------------------------------------------------------------
   Illustration of Benefits                                                7
 ----------------------------------------------------------------------------
   Financial Statements
 ----------------------------------------------------------------------------


                              2   - PROSPECTUS

GENERAL INFORMATION AND HISTORY

      --------------------------------------------------------------------


HARTFORD LIFE INSURANCE COMPANY



Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



The following table shows a brief description of the business experience of officers and directors of Hartford Life Insurance Company:



                                                                                OTHER BUSINESS PROFESSION,
                                                                                  VOCATION OR EMPLOYMENT
                               POSITION WITH HARTFORD;                             FOR PAST FIVE YEARS;
          NAME                     YEAR OF ELECTION                                OTHER DIRECTORSHIPS
------------------------  ----------------------------------  --------------------------------------------------------------
Wendell J. Bossen         Vice President, 1992**              Vice President (1992-Present), Hartford Life and Accident
                                                                Insurance Company; President (1992-Present), International
                                                                Corporate Marketing Group, Inc.; Executive Vice President
                                                                (1984-1992), Mutual Benefit.
Gregory A. Boyko          Senior Vice President,              Vice President and Controller (1995-1997), Hartford Life
                          Director 1997                         Insurance Company; Director (1997-Present); Senior Vice
                                                                President (1997-Present), Chief Financial Officer &
                                                                Treasurer (1997-1998); Vice President & Controller
                                                                (1995-1997), Hartford Life and Accident Insurance Company;
                                                                Senior Vice President, Chief Financial Officer & Treasurer
                                                                (1997-Present), Hartford Life, Inc.; Chief Financial Officer
                                                                (1994-1995), IMG American Life; Senior Vice President
                                                                (1992-1994), Connecticut Mutual Life Insurance Company.
Peter W. Cummins          Senior Vice President, 1997         Vice President (1989-1997); Director of Broker Dealer Sales-
                                                                ILAD (1989-1992), Hartford; Senior Vice President
                                                                (1997-Present) Vice President (1989-1997); Director of
                                                                Broker Dealer Sales-ILAD (1989-1991), Hartford Life and
                                                                Accident Insurance Company.
Timothy M. Fitch          Vice President, 1995                Assistant Vice President (1992-1995), Hartford; Vice President
                                                                (1995-Present); Actuary (1994-Present); Assistant Vice
                                                                President (1992-1995), Hartford Life and Accident Insurance
                                                                Company.
Mary Jane B. Fortin       Vice President & Chief              Vice President & Chief Accounting Officer, (1998-Present),
                          Accounting Officer, 1998              Hartford Life & Annuity Insurance Company; Vice President &
                                                                Chief Accounting Officer, (1998-Present), Royal Life
                                                                Insurance Company of America; Vice President & Chief
                                                                Accounting Officer (1998-Present) Alpine Life Insurance
                                                                Company; Chief Accounting Officer (1997-Present), Hartford
                                                                Life, Inc.; Director, Finance (1995-1997), Value Health,
                                                                Inc.; Senior Manager (1993-1995), Coopers and Lybrand; Audit
                                                                Manager (1993-1996) Arthur Andersen & Co.


                              3   - PROSPECTUS

                                                                                OTHER BUSINESS PROFESSION,
                                                                                  VOCATION OR EMPLOYMENT
                               POSITION WITH HARTFORD;                             FOR PAST FIVE YEARS;
          NAME                     YEAR OF ELECTION                                OTHER DIRECTORSHIPS
------------------------  ----------------------------------  --------------------------------------------------------------
David T. Foy              Senior Vice President and           Senior Vice President (1998-Present), Vice President (1998),
                          Treasurer, 1998                       Assistant Vice President (1995-1998), Hartford; Senior Vice
                                                                President (1998-Present), Hartford Life and Accident
                                                                Insurance Company; Director, Strategic Planning Corporate
                                                                Finance (1995-1996), IA Product Development (1994-1995),
                                                                Hartford; Various Actuarial Roles (1989-1993), Milliman &
                                                                Robertson.
Lynda Godkin              Senior Vice President, 1997         Associate General Counsel (1995-1996); Assistant General
                          General Counsel, 1996                 Counsel and Secretary (1994-1995); Counsel (1990-1994),
                          Corporate Secretary, 1995             Hartford; Director (1997-Present); Senior Vice President
                          Director, 1997                        (1997-Present); General Counsel (1996-Present); Corporate
                                                                Secretary (1995-Present); Associate General Counsel
                                                                (1995-1996); Assistant General Counsel and Secretary
                                                                (1994-1995); Counsel (1990-1994), Hartford Life and Accident
                                                                Insurance Company; Vice President and General Counsel
                                                                (1997-Present), Hartford Life, Inc.
Lois W. Grady             Senior Vice President, 1998         Vice President (1993-1998); Assistant Vice President
                                                                (1987-1993), Hartford; Senior Vice President, 1998); Vice
                                                                President (1993-1997); Assistant Vice President (1987-1993),
                                                                Hartford Life and Accident Insurance Company.
Stephen T. Joyce          Vice President, 1997                Assistant Vice President (1994-1997), Hartford; Assistant Vice
                                                                President (1994-1997), Hartford Life and Accident Insurance
                                                                Company.
Michael D. Keeler         Vice President, 1998                Vice President (1998-Present); Hartford Life and Accident
                                                                Insurance Company; Vice President (1995-1997), Providian
                                                                Insurance; Supervisor/Manager (1985-1995), U.S. West
                                                                Communications.
Robert A. Kerzner         Senior Vice President, 1998         Vice President, (1995-1998); Regional Vice President
                                                                (1991-1994), Hartford; Vice President (1994-1997), Hartford
                                                                Life and Accident Insurance Company.
Thomas M. Marra           Executive Vice President, 1995      Senior Vice President (1994-1995); Vice President (1989-1994);
                          Director, 1994*                       Actuary (1987-1995), Hartford; Director (1994-Present);
                                                                Executive Vice President (1995-Present); Senior Vice
                                                                President (1994-1995); Director, Individual Life and Annuity
                                                                Division (1994-Present); Actuary (1987-1997), Hartford Life
                                                                and Accident Insurance Company; Executive Vice President,
                                                                Individual Life and Annuities (1997-Present), Hartford Life,
                                                                Inc.
Joseph J. Noto            Vice President, 1989                Executive Vice President & Chief Operating Officer
                                                                (1997-Present); Director (1994-Present); President
                                                                (1994-1997), American Maturity Life Insurance Company; Vice
                                                                President (1989-1997), Hartford Life and Accident Insurance
                                                                Company.



                              4   - PROSPECTUS

                                                                                OTHER BUSINESS PROFESSION,
                                                                                  VOCATION OR EMPLOYMENT
                               POSITION WITH HARTFORD;                             FOR PAST FIVE YEARS;
          NAME                     YEAR OF ELECTION                                OTHER DIRECTORSHIPS
------------------------  ----------------------------------  --------------------------------------------------------------
Craig R. Raymond          Senior Vice President, 1997 Chief   Vice President (1993-1997); Assistant Vice President
                          Actuary, 1994                         (1992-1993); Actuary (1990-1994), Hartford; Senior Vice
                                                                President (1997-Present); Chief Actuary (1995-Present); Vice
                                                                President (1993-1997); Actuary (1990-1995), Hartford Life
                                                                and Accident Insurance Company; Vice President and Chief
                                                                Actuary (1997-Present), Hartford Life, Inc.
Donald A. Salama          Vice President, 1997                Vice President (1997-Present), Hartford Life and Accident
                                                                Insurance Company; Principal and Director Institutional
                                                                Sales (1995-1998), The Vanguard Group; Senior Vice President
                                                                (1994-1995), Mercantile Ban-corporation; Vice President
                                                                (1988-1994), Bankers Trust Company.
Lowndes A. Smith          President, 1989                     Chief Operating Officer (1989-1997), Hartford; Director
                          Chief Executive Officer, 1997         (1981-Present); President (1989-Present); Chief Executive
                          Director, 1981*                       Officer (1997-Present); Chief Operating Officer (1989-1997),
                                                                Hartford Life and Accident Insurance Company; Chief
                                                                Executive Officer and President and Director (1997-Present),
                                                                Hartford Life, Inc.
David M. Znamierowski     Senior Vice President, 1997         Vice President (1997), Hartford; Director (1998-Present);
                          Director, 1998*                       Senior Vice President (1997-Present); Hartford Life and
                                                                Accident Insurance Company; Vice President, Investment
                                                                Strategy (1997-Present), Hartford Life, Inc.; Vice
                                                                President, Investment Strategy & Policy (1991-1996), Aetna
                                                                Life and Casualty.


------------------------

 * Denotes date of election to Board of Directors of Hartford.


** Affiliated Company of The Hartford Financial Services Group, Inc.



Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.



SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on July 25, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.



SERVICES

      --------------------------------------------------------------------


SAFEKEEPING OF ASSETS. The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond, issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.



EXPERTS

      --------------------------------------------------------------------


INDEPENDENT PUBLIC ACCOUNTANTS. The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.



ACTUARIAL EXPERT. The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Michael Winterfield, FSA, MAAA, Assistant Vice


                              5   - PROSPECTUS

President and Director, Individual Annuity Product Management, for Hartford, and are included in reliance upon his opinion as to their reasonableness.



DISTRIBUTION OF THE POLICIES

      --------------------------------------------------------------------


Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.



Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are affiliates of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.



The following table shows officers and directors of HSD:



NAME AND
PRINCIPAL BUSINESS
ADDRESS                   POSITIONS AND OFFICES
------------------------  -----------------------------------
Lowndes A. Smith          President and Chief Executive
                          Officer, Director
Thomas M. Marra           Executive Vice President, Director
Robert A. Kerzner         Executive Vice President
Lynda Godkin              Senior Vice President, General
                          Counsel and Corporate Secretary,
                          Director
Peter W. Cummins          Senior Vice President
David T. Foy              Treasurer
George R. Jay             Controller



The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.



Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the Prospectus.



In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.



Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.



ADDITIONAL INFORMATION ABOUT CHARGES

      --------------------------------------------------------------------


UNDERWRITING PROCEDURES. To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.



COST OF INSURANCE CHARGE. The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Unismoker, Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table).


                              6   - PROSPECTUS

Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.


                              7   - PROSPECTUS

ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND
CASH SURRENDER VALUES

      --------------------------------------------------------------------


The tables illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 45, a female age 55 and a male age 65 with Face Amounts of $40,161, $33,334 and $19,380, respectively, are illustrated for the single life preferred Policy. The illustrations for the last survivor preferred Policy assume male and female of equal ages, including age 55 and 65 for Face Amounts of $44,053 and $27,778.



The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.



The tables reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.



The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.86% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the annual charge of 0.86% described above) of -0.86%, 5.14% and 11.14%, respectively.



The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Changes to Policy or Separate Account -- Separate Account Taxes").



The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.



Hartford will furnish upon request, a comparable illustration reflecting the proposed Insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.


                              7   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: MALE 45 PREFERRED
                          INITIAL FACE AMOUNT: $40,161



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.14% NET)



                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500          10,823       9,829          40,161       10,745        9,754        40,161
      2          11,025          11,716      10,732          40,161       11,552       10,571        40,161
      3          11,576          12,686      11,714          40,161       12,425       11,458        40,161
      4          12,155          13,739      12,933          40,161       13,372       12,571        40,161
      5          12,763          14,882      14,096          40,161       14,399       13,619        40,161

      6          13,401          16,123      15,561          40,161       15,514       14,959        40,161
      7          14,071          17,469      16,938          40,161       16,726       16,200        40,161
      8          14,775          18,932      18,637          40,161       18,042       17,752        40,161
      9          15,513          20,519      20,267          40,161       19,475       19,226        40,161
     10          16,289          22,242      22,242          40,161       21,036       21,036        40,161

     11          17,103          24,233      24,233          40,161       22,833       22,833        40,161
     12          17,959          26,406      26,406          40,161       24,808       24,808        40,161
     13          18,856          28,777      28,777          40,862       26,984       26,984        40,161
     14          19,799          31,366      31,366          43,284       29,388       29,388        40,556
     15          20,789          34,197      34,197          45,823       32,036       32,036        42,928

     16          21,829          37,293      37,293          48,481       34,935       34,935        45,416
     17          22,920          40,669      40,669          52,056       38,096       38,096        48,762
     18          24,066          44,350      44,350          55,880       41,542       41,542        52,342
     19          25,270          48,363      48,363          59,970       45,299       45,299        56,170
     20          26,533          52,740      52,740          64,343       49,397       49,397        60,263

     25          33,864          81,540      81,540          94,586       76,232       76,232        88,429
     35          55,160         195,078     195,078         206,782      182,118      182,118       193,045


 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                              8   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: MALE 45 PREFERRED
                          INITIAL FACE AMOUNT: $40,161



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.14% NET)



                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500          10,239       9,258          40,161       10,160        9,182        40,161
      2          11,025          10,484       9,524          40,161       10,315        9,359        40,161
      3          11,576          10,736       9,798          40,161       10,463        9,530        40,161
      4          12,155          10,994      10,229          40,161       10,604        9,845        40,161
      5          12,763          11,260      10,519          40,161       10,736       10,001        40,161

      6          13,401          11,532      11,017          40,161       10,856       10,348        40,161
      7          14,071          11,812      11,324          40,161       10,963       10,481        40,161
      8          14,775          12,100      11,839          40,161       11,053       10,798        40,161
      9          15,513          12,395      12,164          40,161       11,123       10,896        40,161
     10          16,289          12,698      12,698          40,161       11,171       11,171        40,161

     11          17,103          13,075      13,075          40,161       11,237       11,237        40,161
     12          17,959          13,464      13,464          40,161       11,278       11,278        40,161
     13          18,856          13,865      13,865          40,161       11,288       11,288        40,161
     14          19,799          14,280      14,280          40,161       11,265       11,265        40,161
     15          20,789          14,707      14,707          40,161       11,204       11,204        40,161

     16          21,829          15,148      15,148          40,161       11,099       11,099        40,161
     17          22,920          15,604      15,604          40,161       10,940       10,940        40,161
     18          24,066          16,074      16,074          40,161       10,720       10,720        40,161
     19          25,270          16,559      16,559          40,161       10,427       10,427        40,161
     20          26,533          17,060      17,060          40,161       10,048       10,048        40,161

     25          33,864          19,815      19,815          40,161        6,373        6,373        40,161
     35          55,160          26,823      26,823          40,161           --           --            --


 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                              9   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: MALE 45 PREFERRED
                          INITIAL FACE AMOUNT: $40,161



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.86% NET)



                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500           9,654       8,687          40,161        9,576        8,610        40,161
      2          11,025           9,320       8,383          40,161        9,148        8,215        40,161
      3          11,576           8,996       8,088          40,161        8,717        7,814        40,161
      4          12,155           8,682       7,952          40,161        8,280        7,556        40,161
      5          12,763           8,378       7,673          40,161        7,836        7,138        40,161

      6          13,401           8,084       7,603          40,161        7,383        6,910        40,161
      7          14,071           7,799       7,340          40,161        6,918        6,467        40,161
      8          14,775           7,523       7,285          40,161        6,439        6,206        40,161
      9          15,513           7,256       7,038          40,161        5,940        5,725        40,161
     10          16,289           6,997       6,997          40,161        5,419        5,419        40,161

     11          17,103           6,780       6,780          40,161        4,895        4,895        40,161
     12          17,959           6,569       6,569          40,161        4,339        4,339        40,161
     13          18,856           6,364       6,364          40,161        3,751        3,751        40,161
     14          19,799           6,164       6,164          40,161        3,127        3,127        40,161
     15          20,789           5,970       5,970          40,161        2,460        2,460        40,161

     16          21,829           5,781       5,781          40,161        1,746        1,746        40,161
     17          22,920           5,597       5,597          40,161          974          974        40,161
     18          24,066           5,418       5,418          40,161          136          136        40,161
     19          25,270           5,243       5,243          40,161           --           --            --
     20          26,533           5,074       5,074          40,161           --           --            --

     25          33,864           4,291       4,291          40,161           --           --            --
     35          55,160           3,011       3,011          40,161           --           --            --


 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             10   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: FEMALE 55 PREFERRED
                          INITIAL FACE AMOUNT: $33,334



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.14% NET)



                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500          10,823       9,829          33,334       10,716        9,725        33,334
      2          11,025          11,716      10,732          33,334       11,494       10,514        33,334
      3          11,576          12,686      11,714          33,334       12,339       11,374        33,334
      4          12,155          13,739      12,933          33,334       13,262       12,463        33,334
      5          12,763          14,882      14,096          33,334       14,268       13,489        33,334

      6          13,401          16,123      15,561          33,334       15,365       14,811        33,334
      7          14,071          17,469      16,938          33,334       16,563       16,038        33,334
      8          14,775          18,932      18,637          33,334       17,869       17,579        33,334
      9          15,513          20,519      20,267          33,334       19,294       19,046        33,334
     10          16,289          22,242      22,242          33,334       20,854       20,854        33,334

     11          17,103          24,233      24,233          33,334       22,656       22,656        33,334
     12          17,959          26,414      26,414          33,334       24,649       24,649        33,334
     13          18,856          28,831      28,831          34,020       26,860       26,860        33,334
     14          19,799          31,490      31,490          36,843       29,320       29,320        34,304
     15          20,789          34,396      34,396          39,899       32,023       32,023        37,146

     16          21,829          37,570      37,570          43,205       34,976       34,976        40,222
     17          22,920          41,046      41,046          46,381       38,210       38,210        43,176
     18          24,066          44,855      44,855          49,789       41,753       41,753        46,346
     19          25,270          49,033      49,033          53,446       45,640       45,640        49,747
     20          26,533          53,584      53,584          58,406       49,874       49,874        54,362

     25          33,864          83,696      83,696          88,718       77,854       77,854        82,525
     35          55,160         201,070     201,070         211,123      185,123      185,123       194,379


 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             11   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: FEMALE 55 PREFERRED
                          INITIAL FACE AMOUNT: $33,334



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.14% NET)



                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500          10,239       9,258          33,334       10,132        9,154        33,334
      2          11,025          10,484       9,524          33,334       10,257        9,302        33,334
      3          11,576          10,736       9,798          33,334       10,378        9,446        33,334
      4          12,155          10,994      10,229          33,334       10,493        9,736        33,334
      5          12,763          11,260      10,519          33,334       10,601        9,869        33,334

      6          13,401          11,532      11,017          33,334       10,700       10,193        33,334
      7          14,071          11,812      11,324          33,334       10,786       10,305        33,334
      8          14,775          12,100      11,839          33,334       10,854       10,600        33,334
      9          15,513          12,395      12,164          33,334       10,899       10,672        33,334
     10          16,289          12,698      12,698          33,334       10,917       10,917        33,334

     11          17,103          13,075      13,075          33,334       10,948       10,948        33,334
     12          17,959          13,464      13,464          33,334       10,949       10,949        33,334
     13          18,856          13,865      13,865          33,334       10,917       10,917        33,334
     14          19,799          14,280      14,280          33,334       10,849       10,849        33,334
     15          20,789          14,707      14,707          33,334       10,739       10,739        33,334

     16          21,829          15,148      15,148          33,334       10,577       10,577        33,334
     17          22,920          15,604      15,604          33,334       10,349       10,349        33,334
     18          24,066          16,074      16,074          33,334       10,037       10,037        33,334
     19          25,270          16,559      16,559          33,334        9,617        9,617        33,334
     20          26,533          17,060      17,060          33,334        9,067        9,067        33,334

     25          33,864          19,815      19,815          33,334        3,265        3,265        33,334
     35          55,160          26,823      26,823          33,334           --           --            --


 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             12   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: FEMALE 55 PREFERRED
                          INITIAL FACE AMOUNT: $33,334



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.86% NET)



                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500           9,654       8,687          33,334        9,547        8,582        33,334
      2          11,025           9,320       8,383          33,334        9,091        8,159        33,334
      3          11,576           8,996       8,088          33,334        8,632        7,731        33,334
      4          12,155           8,682       7,952          33,334        8,170        7,447        33,334
      5          12,763           8,378       7,673          33,334        7,703        7,007        33,334

      6          13,401           8,084       7,603          33,334        7,228        6,756        33,334
      7          14,071           7,799       7,340          33,334        6,742        6,291        33,334
      8          14,775           7,523       7,285          33,334        6,237        6,006        33,334
      9          15,513           7,256       7,038          33,334        5,709        5,495        33,334
     10          16,289           6,997       6,997          33,334        5,152        5,152        33,334

     11          17,103           6,780       6,780          33,334        4,581        4,581        33,334
     12          17,959           6,569       6,569          33,334        3,974        3,974        33,334
     13          18,856           6,364       6,364          33,334        3,327        3,327        33,334
     14          19,799           6,164       6,164          33,334        2,638        2,638        33,334
     15          20,789           5,970       5,970          33,334        1,900        1,900        33,334

     16          21,829           5,781       5,781          33,334        1,101        1,101        33,334
     17          22,920           5,597       5,597          33,334          223          223        33,334
     18          24,066           5,418       5,418          33,334           --           --            --
     19          25,270           5,243       5,243          33,334           --           --            --
     20          26,533           5,074       5,074          33,334           --           --            --

     25          33,864           4,291       4,291          33,334           --           --            --
     35          55,160           3,011       3,011          33,334           --           --            --


 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             13   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: MALE 65 PREFERRED
                          INITIAL FACE AMOUNT: $19,380



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.14% NET)



                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500          10,823       9,829          19,380       10,639        9,649        19,380
      2          11,025          11,716      10,732          19,380       11,333       10,356        19,380
      3          11,576          12,686      11,714          19,380       12,092       11,130        19,380
      4          12,155          13,739      12,933          19,380       12,927       12,133        19,380
      5          12,763          14,882      14,096          19,380       13,851       13,078        19,380

      6          13,401          16,123      15,561          19,380       14,880       14,332        19,380
      7          14,071          17,472      16,941          19,743       16,035       15,515        19,380
      8          14,775          18,953      18,659          21,038       17,341       17,055        19,380
      9          15,513          20,574      20,322          22,425       18,815       18,568        20,508
     10          16,289          22,324      22,324          24,332       20,413       20,413        22,249

     11          17,103          24,326      24,326          26,271       22,240       22,240        24,019
     12          17,959          26,516      26,516          28,372       24,240       24,240        25,936
     13          18,856          28,896      28,896          30,919       26,410       26,410        28,258
     14          19,799          31,502      31,502          33,391       28,789       28,789        30,515
     15          20,789          34,336      34,336          36,396       31,370       31,370        33,252

     16          21,829          37,442      37,442          39,313       34,205       34,205        35,914
     17          22,920          40,817      40,817          42,857       37,281       37,281        39,144
     18          24,066          44,499      44,499          46,723       40,616       40,616        42,646
     19          25,270          48,516      48,516          50,941       44,227       44,227        46,438
     20          26,533          52,899      52,899          55,543       48,132       48,132        50,538

     25          33,864          81,770      81,770          85,858       72,954       72,954        76,601
     35          55,160         195,402     195,402         197,356      169,144      169,144       170,835


 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             14   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: MALE 65 PREFERRED
                          INITIAL FACE AMOUNT: $19,380



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.14% NET)



                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500          10,239       9,258          19,380       10,051        9,075        19,380
      2          11,025          10,484       9,524          19,380       10,081        9,130        19,380
      3          11,576          10,736       9,798          19,380       10,088        9,162        19,380
      4          12,155          10,994      10,229          19,380       10,068        9,317        19,380
      5          12,763          11,260      10,519          19,380       10,015        9,290        19,380

      6          13,401          11,532      11,017          19,380        9,924        9,425        19,380
      7          14,071          11,812      11,324          19,380        9,785        9,312        19,380
      8          14,775          12,100      11,839          19,380        9,588        9,341        19,380
      9          15,513          12,395      12,164          19,380        9,320        9,097        19,380
     10          16,289          12,698      12,698          19,380        8,965        8,965        19,380

     11          17,103          13,075      13,075          19,380        8,544        8,544        19,380
     12          17,959          13,464      13,464          19,380        8,001        8,001        19,380
     13          18,856          13,865      13,865          19,380        7,312        7,312        19,380
     14          19,799          14,280      14,280          19,380        6,445        6,445        19,380
     15          20,789          14,707      14,707          19,380        5,357        5,357        19,380

     16          21,829          15,148      15,148          19,380        3,989        3,989        19,380
     17          22,920          15,604      15,604          19,380        2,257        2,257        19,380
     18          24,066          16,074      16,074          19,380           46           46        19,380
     19          25,270          16,559      16,559          19,380           --           --            --
     20          26,533          17,060      17,060          19,380           --           --            --

     25          33,864          19,815      19,815          20,806           --           --            --
     35          55,160          26,825      26,825          27,093           --           --            --


 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             15   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: MALE 65 PREFERRED
                          INITIAL FACE AMOUNT: $19,380



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.86% NET)



                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500           9,654       8,687          19,380        9,464        8,501        19,380
      2          11,025           9,320       8,383          19,380        8,902        7,974        19,380
      3          11,576           8,996       8,088          19,380        8,309        7,414        19,380
      4          12,155           8,682       7,952          19,380        7,680        6,965        19,380
      5          12,763           8,378       7,673          19,380        7,008        6,320        19,380

      6          13,401           8,084       7,603          19,380        6,281        5,818        19,380
      7          14,071           7,799       7,340          19,380        5,488        5,047        19,380
      8          14,775           7,523       7,285          19,380        4,612        4,389        19,380
      9          15,513           7,256       7,038          19,380        3,634        3,425        19,380
     10          16,289           6,997       6,997          19,380        2,531        2,531        19,380

     11          17,103           6,780       6,780          19,380        1,288        1,288        19,380
     12          17,959           6,569       6,569          19,380           --           --            --
     13          18,856           6,364       6,364          19,380           --           --            --
     14          19,799           6,164       6,164          19,380           --           --            --
     15          20,789           5,970       5,970          19,380           --           --            --

     16          21,829           5,781       5,781          19,380           --           --            --
     17          22,920           5,597       5,597          19,380           --           --            --
     18          24,066           5,418       5,418          19,380           --           --            --
     19          25,270           5,243       5,243          19,380           --           --            --
     20          26,533           5,074       5,074          19,380           --           --            --

     25          33,864           4,291       4,291          19,380           --           --            --
     35          55,160           3,011       3,011          19,380           --           --            --


 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             16   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED
                          INITIAL FACE AMOUNT: $44,053



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.14% NET)



                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500          10,891       9,896          44,053       10,891        9,896        44,053
      2          11,025          11,858      10,871          44,053       11,858       10,871        44,053
      3          11,576          12,908      11,932          44,053       12,908       11,932        44,053
      4          12,155          14,047      13,237          44,053       14,047       13,237        44,053
      5          12,763          15,284      14,493          44,053       15,284       14,493        44,053

      6          13,401          16,626      16,060          44,053       16,626       16,060        44,053
      7          14,071          18,082      17,547          44,053       18,082       17,547        44,053
      8          14,775          19,666      19,367          44,053       19,663       19,364        44,053
      9          15,513          21,391      21,137          44,053       21,377       21,124        44,053
     10          16,289          23,270      23,270          44,053       23,239       23,239        44,053

     11          17,103          25,444      25,444          44,053       25,363       25,363        44,053
     12          17,959          27,824      27,824          44,053       27,685       27,685        44,053
     13          18,856          30,430      30,430          44,053       30,227       30,227        44,053
     14          19,799          33,283      33,283          44,053       33,017       33,017        44,053
     15          20,789          36,407      36,407          44,053       36,087       36,087        44,053

     16          21,829          39,832      39,832          45,806       39,474       39,474        45,395
     17          22,920          43,585      43,585          49,251       43,193       43,193        48,808
     18          24,066          47,694      47,694          52,939       47,265       47,265        52,464
     19          25,270          52,195      52,195          56,892       51,725       51,725        56,380
     20          26,533          57,145      57,145          62,288       56,623       56,623        61,718

     25          33,864          89,896      89,896          95,289       88,793       88,793        94,120
     35          55,160         222,463     222,463         233,585      211,669      211,669       222,252


 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             17   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED
                          INITIAL FACE AMOUNT: $44,053



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.14% NET)



                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500          10,303       9,321          44,053       10,303        9,321        44,053
      2          11,025          10,610       9,647          44,053       10,610        9,647        44,053
      3          11,576          10,919       9,978          44,053       10,919        9,978        44,053
      4          12,155          11,231      10,463          44,053       11,231       10,463        44,053
      5          12,763          11,544      10,799          44,053       11,544       10,799        44,053

      6          13,401          11,866      11,347          44,053       11,855       11,337        44,053
      7          14,071          12,197      11,706          44,053       12,164       11,673        44,053
      8          14,775          12,539      12,276          44,053       12,466       12,204        44,053
      9          15,513          12,891      12,659          44,053       12,759       12,527        44,053
     10          16,289          13,254      13,254          44,053       13,038       13,038        44,053

     11          17,103          13,697      13,697          44,053       13,353       13,353        44,053
     12          17,959          14,155      14,155          44,053       13,648       13,648        44,053
     13          18,856          14,630      14,630          44,053       13,918       13,918        44,053
     14          19,799          15,122      15,122          44,053       14,159       14,159        44,053
     15          20,789          15,631      15,631          44,053       14,363       14,363        44,053

     16          21,829          16,159      16,159          44,053       14,520       14,520        44,053
     17          22,920          16,705      16,705          44,053       14,617       14,617        44,053
     18          24,066          17,271      17,271          44,053       14,636       14,636        44,053
     19          25,270          17,857      17,857          44,053       14,557       14,557        44,053
     20          26,533          18,464      18,464          44,053       14,355       14,355        44,053

     25          33,864          21,841      21,841          44,053       10,358       10,358        44,053
     35          55,160          30,662      30,662          44,053           --           --            --


 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             18   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED
                          INITIAL FACE AMOUNT: $44,053



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.86% NET)



                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500           9,715       8,746          44,053        9,715        8,746        44,053
      2          11,025           9,431       8,492          44,053        9,431        8,492        44,053
      3          11,576           9,146       8,236          44,053        9,146        8,236        44,053
      4          12,155           8,860       8,127          44,053        8,860        8,127        44,053
      5          12,763           8,580       7,873          44,053        8,570        7,863        44,053

      6          13,401           8,309       7,825          44,053        8,275        7,792        44,053
      7          14,071           8,045       7,584          44,053        7,971        7,511        44,053
      8          14,775           7,788       7,549          44,053        7,656        7,418        44,053
      9          15,513           7,539       7,320          44,053        7,325        7,107        44,053
     10          16,289           7,297       7,297          44,053        6,973        6,973        44,053

     11          17,103           7,097       7,097          44,053        6,623        6,623        44,053
     12          17,959           6,902       6,902          44,053        6,238        6,238        44,053
     13          18,856           6,711       6,711          44,053        5,815        5,815        44,053
     14          19,799           6,525       6,525          44,053        5,345        5,345        44,053
     15          20,789           6,343       6,343          44,053        4,821        4,821        44,053

     16          21,829           6,166       6,166          44,053        4,230        4,230        44,053
     17          22,920           5,992       5,992          44,053        3,555        3,555        44,053
     18          24,066           5,823       5,823          44,053        2,775        2,775        44,053
     19          25,270           5,657       5,657          44,053        1,862        1,862        44,053
     20          26,533           5,496       5,496          44,053          785          785        44,053

     25          33,864           4,743       4,743          44,053           --           --            --
     35          55,160           3,480       3,480          44,053           --           --            --


 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             19   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED
                          INITIAL FACE AMOUNT: $27,778



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.14% NET)



                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500          10,886       9,891          27,778       10,886        9,891        27,778
      2          11,025          11,839      10,852          27,778       11,839       10,852        27,778
      3          11,576          12,865      11,889          27,778       12,863       11,888        27,778
      4          12,155          13,982      13,172          27,778       13,965       13,156        27,778
      5          12,763          15,198      14,408          27,778       15,152       14,363        27,778

      6          13,401          16,524      15,959          27,778       16,433       15,869        27,778
      7          14,071          17,968      17,433          27,778       17,818       17,285        27,778
      8          14,775          19,541      19,244          27,778       19,320       19,023        27,778
      9          15,513          21,255      21,002          27,778       20,954       20,701        27,778
     10          16,289          23,122      23,122          27,778       22,741       22,741        27,778

     11          17,103          25,282      25,282          27,778       24,813       24,813        27,778
     12          17,959          27,647      27,647          29,582       27,121       27,121        29,019
     13          18,856          30,236      30,236          32,352       29,648       29,648        31,723
     14          19,799          33,071      33,071          35,055       32,413       32,413        34,357
     15          20,789          36,175      36,175          38,345       35,423       35,423        37,548

     16          21,829          39,573      39,573          41,551       38,719       38,719        40,655
     17          22,920          43,293      43,293          45,457       42,305       42,305        44,420
     18          24,066          47,366      47,366          49,734       46,202       46,202        48,511
     19          25,270          51,826      51,826          54,416       50,430       50,430        52,951
     20          26,533          56,741      56,741          59,578       55,045       55,045        57,797

     25          33,864          89,260      89,260          93,722       84,303       84,303        88,518
     35          55,160         220,890     220,890         223,098      196,354      196,354       198,317


 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             20   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED
                          INITIAL FACE AMOUNT: $27,778



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.14% NET)



                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500          10,298       9,317          27,778       10,298        9,317        27,778
      2          11,025          10,590       9,628          27,778       10,590        9,628        27,778
      3          11,576          10,883       9,942          27,778       10,873        9,933        27,778
      4          12,155          11,185      10,417          27,778       11,144       10,377        27,778
      5          12,763          11,495      10,752          27,778       11,399       10,656        27,778

      6          13,401          11,816      11,298          27,778       11,634       11,117        27,778
      7          14,071          12,146      11,655          27,778       11,842       11,354        27,778
      8          14,775          12,486      12,224          27,778       12,017       11,757        27,778
      9          15,513          12,837      12,605          27,778       12,147       11,917        27,778
     10          16,289          13,198      13,198          27,778       12,223       12,223        27,778

     11          17,103          13,639      13,639          27,778       12,280       12,280        27,778
     12          17,959          14,095      14,095          27,778       12,259       12,259        27,778
     13          18,856          14,568      14,568          27,778       12,145       12,145        27,778
     14          19,799          15,057      15,057          27,778       11,917       11,917        27,778
     15          20,789          15,564      15,564          27,778       11,553       11,553        27,778

     16          21,829          16,089      16,089          27,778       11,016       11,016        27,778
     17          22,920          16,633      16,633          27,778       10,262       10,262        27,778
     18          24,066          17,197      17,197          27,778        9,226        9,226        27,778
     19          25,270          17,780      17,780          27,778        7,823        7,823        27,778
     20          26,533          18,384      18,384          27,778        5,942        5,942        27,778

     25          33,864          21,745      21,745          27,778           --           --            --
     35          55,160          30,527      30,527          30,832           --           --            --


 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             21   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED
                          INITIAL FACE AMOUNT: $27,778



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.86% NET)



                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500           9,710       8,742          27,778        9,710        8,742        27,778
      2          11,025           9,411       8,473          27,778        9,411        8,473        27,778
      3          11,576           9,116       8,206          27,778        9,099        8,189        27,778
      4          12,155           8,829       8,097          27,778        8,769        8,038        27,778
      5          12,763           8,551       7,844          27,778        8,418        7,712        27,778

      6          13,401           8,280       7,797          27,778        8,038        7,558        27,778
      7          14,071           8,017       7,557          27,778        7,623        7,166        27,778
      8          14,775           7,761       7,522          27,778        7,160        6,924        27,778
      9          15,513           7,513       7,294          27,778        6,637        6,420        27,778
     10          16,289           7,271       7,271          27,778        6,037        6,037        27,778

     11          17,103           7,072       7,072          27,778        5,365        5,365        27,778
     12          17,959           6,877       6,877          27,778        4,575        4,575        27,778
     13          18,856           6,687       6,687          27,778        3,644        3,644        27,778
     14          19,799           6,502       6,502          27,778        2,542        2,542        27,778
     15          20,789           6,321       6,321          27,778        1,234        1,234        27,778

     16          21,829           6,143       6,143          27,778           --           --            --
     17          22,920           5,971       5,971          27,778           --           --            --
     18          24,066           5,802       5,802          27,778           --           --            --
     19          25,270           5,637       5,637          27,778           --           --            --
     20          26,533           5,476       5,476          27,778           --           --            --

     25          33,864           4,725       4,725          27,778           --           --            --
     35          55,160           3,466       3,466          27,778           --           --            --


 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             22   - PROSPECTUS

SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Five (Money Market Portfolio, North American Government Securities Portfolio, Balanced Portfolio, Utilities Portfolio, Dividend Growth Portfolio, Value-Added Market Portfolio, Growth Portfolio, American Value Portfolio, Global Equity Portfolio, Developing Growth Portfolio, Emerging Markets Portfolio, Diversified Income Portfolio, Mid-Cap Growth Portfolio, High Yield Portfolio, Mid-Cap Portfolio, Emerging Markets Debt Portfolio, Strategic Stock Portfolio, and Enterprise Portfolio), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

                                          ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 15, 1999

                            SA-1     PROSPECTUS

SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
Statement of Assets and Liabilities
December 31, 1998
--------------------------------------------------------------------------------

                                                         NORTH AMERICAN
                                                           GOVERNMENT
                                          MONEY MARKET     SECURITIES
                                           PORTFOLIO       PORTFOLIO
                                          SUB-ACCOUNT     SUB-ACCOUNT
                                          ------------   --------------
ASSETS:
Investments in Dean Witter Select
  Dimensions Funds:
  Money Market Portfolio
    Shares                        22,976
    Cost                        $ 22,976
    Market Value........................    $22,976          --
  North American Government Securities
   Portfolio
    Shares                           107
    Cost                        $  1,077
    Market Value........................     --              $1,087
  Balanced Growth Portfolio
    Shares                           256
    Cost                        $  3,641
    Market Value........................     --              --
  Utilities Portfolio
    Shares                         1,417
    Cost                        $ 23,944
    Market Value........................     --              --
  Dividend Growth Portfolio
    Shares                         5,732
    Cost                        $113,070
    Market Value........................     --              --
  Value-Added Market Portfolio
    Shares                         1,238
    Cost                        $ 23,865
    Market Value........................     --              --
  Growth Portfolio
    Shares                            71
    Cost                        $  1,040
    Market Value........................     --              --
  American Value Portfolio
    Shares                         1,503
    Cost                        $ 28,854
    Market Value........................     --              --
  Global Equity Portfolio
    Shares                         1,888
    Cost                        $ 25,508
    Market Value........................     --              --
  Developing Growth Portfolio
    Shares                         2,042
    Cost                        $ 39,099
    Market Value........................     --              --
  Due from Hartford Life Insurance
   Company..............................     --              --
  Receivable from fund shares sold......     --              --
                                          ------------       ------
  Total Assets..........................     22,976           1,087
                                          ------------       ------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................     --              --
  Payable for fund shares purchased.....     --              --
                                          ------------       ------
  Total Liabilities.....................     --              --
                                          ------------       ------
  Net Assets (variable life contract
   liabilities).........................    $22,976          $1,087
                                          ------------       ------
                                          ------------       ------

   The accompanying notes are an integral part of these financial statements.

                            SA-2    PROSPECTUS

                                                                       DIVIDEND     VALUE-ADDED                  AMERICAN
                                           BALANCED      UTILITIES      GROWTH        MARKET        GROWTH         VALUE
                                           PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          -----------   -----------   -----------   -----------   -----------   -----------
ASSETS:
Investments in Dean Witter Select
  Dimensions Funds:
  Money Market Portfolio
    Shares                        22,976
    Cost                        $ 22,976
    Market Value........................     --            --             --           --            --            --
  North American Government Securities
   Portfolio
    Shares                           107
    Cost                        $  1,077
    Market Value........................     --            --             --           --            --            --
  Balanced Growth Portfolio
    Shares                           256
    Cost                        $  3,641
    Market Value........................    $4,187         --             --           --            --            --
  Utilities Portfolio
    Shares                         1,417
    Cost                        $ 23,944
    Market Value........................     --           $26,511         --           --            --            --
  Dividend Growth Portfolio
    Shares                         5,732
    Cost                        $113,070
    Market Value........................     --            --           $126,388       --            --            --
  Value-Added Market Portfolio
    Shares                         1,238
    Cost                        $ 23,865
    Market Value........................     --            --             --          $23,762        --            --
  Growth Portfolio
    Shares                            71
    Cost                        $  1,040
    Market Value........................     --            --             --           --           $1,301         --
  American Value Portfolio
    Shares                         1,503
    Cost                        $ 28,854
    Market Value........................     --            --             --           --            --           $35,027
  Global Equity Portfolio
    Shares                         1,888
    Cost                        $ 25,508
    Market Value........................     --            --             --           --            --            --
  Developing Growth Portfolio
    Shares                         2,042
    Cost                        $ 39,099
    Market Value........................     --            --             --           --            --            --
  Due from Hartford Life Insurance
   Company..............................     --            --             --           --            --            --
  Receivable from fund shares sold......     --            --             --           --            --            --
                                          -----------   -----------   -----------   -----------   -----------   -----------
  Total Assets..........................     4,187         26,511        126,388       23,762        1,301         35,027
                                          -----------   -----------   -----------   -----------   -----------   -----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................     --            --             --           --            --            --
  Payable for fund shares purchased.....     --            --             --           --            --            --
                                          -----------   -----------   -----------   -----------   -----------   -----------
  Total Liabilities.....................     --            --             --           --            --            --
                                          -----------   -----------   -----------   -----------   -----------   -----------
  Net Assets (variable life contract
   liabilities).........................    $4,187        $26,511       $126,388      $23,762       $1,301        $35,027
                                          -----------   -----------   -----------   -----------   -----------   -----------
                                          -----------   -----------   -----------   -----------   -----------   -----------

                                            GLOBAL
                                            EQUITY      DEVELOPING
                                             VALUE        GROWTH
                                           PORTFOLIO     PORTFOLIO
                                          SUB-ACCOUNT   SUB-ACCOUNT
                                          -----------   -----------
ASSETS:
Investments in Dean Witter Select
  Dimensions Funds:
  Money Market Portfolio
    Shares                        22,976
    Cost                        $ 22,976
    Market Value........................     --            --
  North American Government Securities
   Portfolio
    Shares                           107
    Cost                        $  1,077
    Market Value........................     --            --
  Balanced Growth Portfolio
    Shares                           256
    Cost                        $  3,641
    Market Value........................     --            --
  Utilities Portfolio
    Shares                         1,417
    Cost                        $ 23,944
    Market Value........................     --            --
  Dividend Growth Portfolio
    Shares                         5,732
    Cost                        $113,070
    Market Value........................     --            --
  Value-Added Market Portfolio
    Shares                         1,238
    Cost                        $ 23,865
    Market Value........................     --            --
  Growth Portfolio
    Shares                            71
    Cost                        $  1,040
    Market Value........................     --            --
  American Value Portfolio
    Shares                         1,503
    Cost                        $ 28,854
    Market Value........................     --            --
  Global Equity Portfolio
    Shares                         1,888
    Cost                        $ 25,508
    Market Value........................    $27,735        --
  Developing Growth Portfolio
    Shares                         2,042
    Cost                        $ 39,099
    Market Value........................     --           $42,486
  Due from Hartford Life Insurance
   Company..............................     --            --
  Receivable from fund shares sold......     --            --
                                          -----------   -----------
  Total Assets..........................     27,735        42,486
                                          -----------   -----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................     --            --
  Payable for fund shares purchased.....     --            --
                                          -----------   -----------
  Total Liabilities.....................     --            --
                                          -----------   -----------
  Net Assets (variable life contract
   liabilities).........................    $27,735       $42,486
                                          -----------   -----------
                                          -----------   -----------

                            SA-3    PROSPECTUS

SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
Statement of Assets and Liabilities -- (continued)
December 31, 1998
--------------------------------------------------------------------------------

                                            EMERGING      DIVERSIFIED
                                             MARKETS        INCOME
                                            PORTFOLIO      PORTFOLIO
                                           SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------   -----------
ASSETS:
Investments in Dean Witter Select
  Dimensions Funds:
  Emerging Market Portfolio
    Shares                            83
    Cost                         $ 1,015
    Market Value........................       $659          --
  Diversified Income Portfolio
    Shares                         3,192
    Cost                         $32,583
    Market Value........................     --             $31,695
  Mid-Cap Growth Portfolio
    Shares                           516
    Cost                         $ 5,473
    Market Value........................     --              --
Investments in Morgan Stanley Universal
  Funds:
  High Yield Portfolio
    Shares                            97
    Cost                         $ 1,068
    Market Value........................     --              --
  Mid-Cap Portfolio
  Shares                              68
  Cost                           $ 1,032
    Market Value........................     --              --
  Emerging Markets Debt Fund
    Shares                         2,420
    Cost                         $22,689
    Market Value........................     --              --
Investments in Van Kampen Funds:
  Strategic Stock Fund
    Shares                            87
    Cost                         $ 1,000
    Market Value........................     --              --
  Enterprise Fund
    Shares                            47
    Cost                         $ 1,000
    Market Value........................     --              --
  Due from Hartford Life Insurance
   Company..............................     --              --
  Receivable from fund shares sold......     --              --
                                              -----       -----------
  Total Assets..........................        659          31,695
                                              -----       -----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................     --              --
  Payable for fund shares purchased.....     --              --
                                              -----       -----------
  Total Liabilities.....................     --              --
                                              -----       -----------
  Net Assets (variable life contract
   liabilities).........................       $659         $31,695
                                              -----       -----------
                                              -----       -----------

   The accompanying notes are an integral part of these financial statements.

                            SA-4    PROSPECTUS

                                            MID-CAP                                   EMERGING
                                            GROWTH      HIGH YIELD      MID-CAP     MARKETS DEBT   STRATEGIC STOCK   ENTERPRISE
                                           PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO        PORTFOLIO       PORTFOLIO
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                          -----------   -----------   -----------   ------------   ---------------   -----------
ASSETS:
Investments in Dean Witter Select
  Dimensions Funds:
  Emerging Market Portfolio
    Shares                            83
    Cost                         $ 1,015
    Market Value........................     --            --            --            --              --               --
  Diversified Income Portfolio
    Shares                         3,192
    Cost                         $32,583
    Market Value........................     --            --            --            --              --               --
  Mid-Cap Growth Portfolio
    Shares                           516
    Cost                         $ 5,473
    Market Value........................    $6,120         --            --            --              --               --
Investments in Morgan Stanley Universal
  Funds:
  High Yield Portfolio
    Shares                            97
    Cost                         $ 1,068
    Market Value........................     --           $1,006         --            --              --               --
  Mid-Cap Portfolio
  Shares                              68
  Cost                           $ 1,032
    Market Value........................     --            --           $1,006         --              --               --
  Emerging Markets Debt Fund
    Shares                         2,420
    Cost                         $22,689
    Market Value........................     --            --            --           $14,765          --               --
Investments in Van Kampen Funds:
  Strategic Stock Fund
    Shares                            87
    Cost                         $ 1,000
    Market Value........................     --            --            --            --              $1,033           --
  Enterprise Fund
    Shares                            47
    Cost                         $ 1,000
    Market Value........................     --            --            --            --              --              $1,060
  Due from Hartford Life Insurance
   Company..............................     --            --            --            --              --               --
  Receivable from fund shares sold......     --            --            --            --              --               --
                                          -----------   -----------   -----------   ------------       ------        -----------
  Total Assets..........................     6,120         1,006         1,006         14,765           1,033           1,060
                                          -----------   -----------   -----------   ------------       ------        -----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................     --            --            --            --              --               --
  Payable for fund shares purchased.....     --            --            --            --              --               --
                                          -----------   -----------   -----------   ------------       ------        -----------
  Total Liabilities.....................     --            --            --            --              --               --
                                          -----------   -----------   -----------   ------------       ------        -----------
  Net Assets (variable life contract
   liabilities).........................    $6,120        $1,006        $1,006        $14,765          $1,033          $1,060
                                          -----------   -----------   -----------   ------------       ------        -----------
                                          -----------   -----------   -----------   ------------       ------        -----------

                            SA-5    PROSPECTUS

SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
Statement of Assets and Liabilities -- (continued)
December 31, 1998
--------------------------------------------------------------------------------

                                                         UNITS
                                                         OWNED
                                                           BY                CONTRACT
                                                         PARTICIPANTS UNIT PRICE LIABILITY
                                                         ------  ----------  --------
INDIVIDUAL DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Money Market Portfolio...............................  21,164  $ 1.085641  $22,976
  North American Government Securities Portfolio.......   100     10.866400    1,087
  Balanced Portfolio...................................   327     12.817596    4,187
  Utilities Portfolio..................................  1,761    15.051545   26,511
  Dividend Growth Portfolio............................  9,458    13.363243  126,388
  Value-Added Market Portfolio.........................  1,829    12.991413   23,762
  Growth Portfolio.....................................   100     13.000700    1,301
  American Value Portfolio.............................  2,121    16.515884   35,027
  Global Equity Portfolio..............................  2,408    11.515729   27,735
  Developing Growth Portfolio..........................  3,237    13.126689   42,486
  Emerging Markets Portfolio...........................   100      6.586700      659
  Diversified Income Portfolio.........................  2,859    11.084591   31,695
  Mid-Cap Growth Portfolio.............................   489     12.514755    6,120
                                                                             --------
  SUB-TOTAL............................................                      349,934
                                                                             --------

GROUP DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION
 PERIOD:
  High Yield Portfolio.................................   100     10.053100    1,006
  Mid-Cap Portfolio....................................   100     10.058200    1,006
  Emerging Markets Debt Portfolio......................  2,177     6.783341   14,765
  Strategic Stock Portfolio............................   100     10.329000    1,033
  Enterprise Portfolio.................................   100     10.596300    1,060
                                                                             --------
  SUB-TOTAL............................................                       18,870
                                                                             --------
GRAND TOTAL............................................                      $368,804
                                                                             --------
                                                                             --------

   The accompanying notes are an integral part of these financial statements.

                            SA-6    PROSPECTUS

                      This page intentionally left blank.

SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
Statements of Operations
For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

                                                        NORTH AMERICAN
                                             MONEY        GOVERNMENT
                                            MARKET        SECURITIES
                                           PORTFOLIO      PORTFOLIO
                                          SUB-ACCOUNT    SUB-ACCOUNT
                                          -----------   --------------
Investment income:
  Dividends.............................    $1,723           $47
                                          -----------        ---
  Net investment income (loss)..........     1,723            47
                                          -----------        ---
Capital gains income....................     --            --
                                          -----------        ---
Net realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on security
   transactions.........................     --            --
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................     --               (2)
                                          -----------        ---
    Net gain (loss) on investments......     --               (2)
                                          -----------        ---
    Net increase (decrease) in net
     assets resulting from operations...    $1,723           $45
                                          -----------        ---
                                          -----------        ---

   The accompanying notes are an integral part of these financial statements.

                            SA-8    PROSPECTUS

                                                                       DIVIDEND     VALUE-ADDED                  AMERICAN
                                           BALANCED      UTILITIES      GROWTH        MARKET        GROWTH         VALUE
                                           PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          -----------   -----------   -----------   -----------   -----------   -----------
Investment income:
  Dividends.............................     $108         $  310        $ 1,991        $ 170        -$-           $   167
                                            -----       -----------   -----------      -----        -----       -----------
  Net investment income (loss)..........      108            310          1,991          170        --                167
                                            -----       -----------   -----------      -----        -----       -----------
Capital gains income....................       86            273          4,319          331           34           1,308
                                            -----       -----------   -----------      -----        -----       -----------
Net realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on security
   transactions.........................    --                 2          5,289           (3)       --              5,367
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................      338          2,358          9,599         (249)         118           3,491
                                            -----       -----------   -----------      -----        -----       -----------
    Net gain (loss) on investments......      338          2,360         14,888         (252)         118           8,858
                                            -----       -----------   -----------      -----        -----       -----------
    Net increase (decrease) in net
     assets resulting from operations...     $532         $2,943        $21,198        $ 249         $152         $10,333
                                            -----       -----------   -----------      -----        -----       -----------
                                            -----       -----------   -----------      -----        -----       -----------


                                            GLOBAL      DEVELOPING
                                            EQUITY        GROWTH
                                           PORTFOLIO     PORTFOLIO
                                          SUB-ACCOUNT   SUB-ACCOUNT
                                          -----------   -----------
Investment income:
  Dividends.............................    $  388        $   76
                                          -----------   -----------
  Net investment income (loss)..........       388            76
                                          -----------   -----------
Capital gains income....................        96            58
                                          -----------   -----------
Net realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on security
   transactions.........................     5,127           (34)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................     2,441         1,841
                                          -----------   -----------
    Net gain (loss) on investments......     7,568         1,807
                                          -----------   -----------
    Net increase (decrease) in net
     assets resulting from operations...    $8,052        $1,941
                                          -----------   -----------
                                          -----------   -----------

                            SA-9    PROSPECTUS

SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
Statements of Operations -- (continued)
For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

                                           EMERGING     DIVERSIFIED
                                            MARKETS       INCOME
                                           PORTFOLIO     PORTFOLIO
                                          SUB-ACCOUNT   SUB-ACCOUNT
                                          -----------   -----------
Investment income:
  Dividends.............................    $     9       $1,650
                                          -----------   -----------
    Net investment income (loss)........          9        1,650
                                          -----------   -----------
Capital gains income....................          2           42
                                          -----------   -----------
Net realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on security
   transactions.........................     (1,107)       --
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................       (281)        (947)
                                          -----------   -----------
    Net gain (loss) on investments......     (1,388)        (947)
                                          -----------   -----------
    Net increase (decrease) in net
     assets resulting from operations...    $(1,377)      $  745
                                          -----------   -----------
                                          -----------   -----------

* From inception, April 1, 1998, to December 31, 1998.

   The accompanying notes are an integral part of these financial statements.

                            SA-10   PROSPECTUS

                                            MID-CAP                                   EMERGING
                                            GROWTH      HIGH YIELD      MID-CAP     MARKETS DEBT   STRATEGIC STOCK  ENTERPRISE
                                           PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO        PORTFOLIO      PORTFOLIO
                                          SUB-ACCOUNT   SUB-ACCOUNT*  SUB-ACCOUNT*  SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT*
                                          -----------   -----------   -----------   ------------   ---------------  -----------
Investment income:
  Dividends.............................     $ 39          $ 57          $  2         $ 1,756         $--             $--
                                            -----           ---           ---       ------------   ---------------  -----------
    Net investment income (loss)........       39            57             2           1,756          --             --
                                            -----           ---           ---       ------------   ---------------  -----------
Capital gains income....................       53            11            29          --              --             --
                                            -----           ---           ---       ------------   ---------------  -----------
Net realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on security
   transactions.........................    --            --            --                (60)         --             --
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................      236           (62)          (26)         (7,924)             33            60
                                            -----           ---           ---       ------------   ---------------  -----------
    Net gain (loss) on investments......      236           (62)          (26)         (7,984)             33            60
                                            -----           ---           ---       ------------   ---------------  -----------
    Net increase (decrease) in net
     assets resulting from operations...     $328          $  6          $  5         $(6,228)            $33           $60
                                            -----           ---           ---       ------------   ---------------  -----------
                                            -----           ---           ---       ------------   ---------------  -----------

                            SA-11   PROSPECTUS

SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

                                                                                          NORTH AMERICAN
                                                                                            GOVERNMENT
                                                                           MONEY MARKET     SECURITIES
                                                                            PORTFOLIO       PORTFOLIO
                                                                           SUB-ACCOUNT     SUB-ACCOUNT
                                                                           ------------   --------------
Operations:
  Net investment income (loss)...................................            $   1,723        $   47
  Capital gains income...........................................              --             --
  Net realized gain (loss) on security transactions..............              --             --
  Net unrealized appreciation (depreciation) of investments
   during the period.............................................              --                 (2)
                                                                           ------------       ------
  Net increase (decrease) in net assets resulting from
   operations....................................................                1,723            45
                                                                           ------------       ------
Unit transactions:
  Purchases......................................................              164,406        --
  Net transfers..................................................              (54,386)       --
  Surrenders for benefit payments and fees.......................             (110,832)       --
  Loan withdrawals...............................................              --             --
  Cost of insurance..............................................                 (302)       --
                                                                           ------------       ------
  Net increase (decrease) in net assets resulting from unit
   transactions..................................................               (1,114)       --
                                                                           ------------       ------
  Total increase (decrease) in net assets........................                  609            45
Net assets:
  Beginning of period............................................               22,367         1,042
                                                                           ------------       ------
  End of period..................................................            $  22,976        $1,087
                                                                           ------------       ------
                                                                           ------------       ------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
                                                                                          NORTH AMERICAN
                                                                                            GOVERNMENT
                                                                           MONEY MARKET     SECURITIES
                                                                            PORTFOLIO       PORTFOLIO
                                                                           SUB-ACCOUNT     SUB-ACCOUNT
                                                                           ------------   --------------
Operations:
  Net investment income (loss)...................................            $     950        $   30
  Capital gains income...........................................              --             --
  Net realized gain (loss) on security transactions..............              --             --
  Net unrealized appreciation (depreciation) of investments
   during the period.............................................              --                 12
                                                                           ------------       ------
  Net increase (decrease) in net assets resulting from
   operations....................................................                  950            42
                                                                           ------------       ------
Unit transactions:
  Purchases......................................................              259,950         1,000
  Net transfers..................................................             (237,803)       --
  Surrenders for benefit payments and fees.......................                 (491)       --
  Loan withdrawals...............................................              --             --
  Cost of insurance..............................................                 (239)       --
                                                                           ------------       ------
  Net increase (decrease) in net assets resulting from unit
   transactions..................................................               21,417         1,000
                                                                           ------------       ------
  Total increase (decrease) in net assets........................               22,367         1,042
Net assets:
  Beginning of period............................................              --             --
                                                                           ------------       ------
  End of period..................................................            $  22,367        $1,042
                                                                           ------------       ------
                                                                           ------------       ------

   The accompanying notes are an integral part of these financial statements.

                            SA-12   PROSPECTUS

                                                                                                DIVIDEND     VALUE-ADDED
                                                                    BALANCED      UTILITIES      GROWTH        MARKET
                                                                    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                                   -----------   -----------   -----------   -----------
Operations:
  Net investment income (loss)...................................    $  108        $   310      $  1,991       $   170
  Capital gains income...........................................        86            273         4,319           331
  Net realized gain (loss) on security transactions..............     --                 2         5,289            (3)
  Net unrealized appreciation (depreciation) of investments
   during the period.............................................       338          2,358         9,599          (249)
                                                                   -----------   -----------   -----------   -----------
  Net increase (decrease) in net assets resulting from
   operations....................................................       532          2,943        21,198           249
                                                                   -----------   -----------   -----------   -----------
Unit transactions:
  Purchases......................................................     --            --            --            --
  Net transfers..................................................     --            22,647         1,712        22,647
  Surrenders for benefit payments and fees.......................       (50)          (225)       (3,479)         (212)
  Loan withdrawals...............................................     --            --             1,673        --
  Cost of insurance..............................................       (18)           (86)         (674)          (80)
                                                                   -----------   -----------   -----------   -----------
  Net increase (decrease) in net assets resulting from unit
   transactions..................................................       (68)        22,336          (768)       22,355
                                                                   -----------   -----------   -----------   -----------
  Total increase (decrease) in net assets........................       464         25,279        20,430        22,604
Net assets:
  Beginning of period............................................     3,723          1,232       105,958         1,158
                                                                   -----------   -----------   -----------   -----------
  End of period..................................................    $4,187        $26,511      $126,388       $23,762
                                                                   -----------   -----------   -----------   -----------
                                                                   -----------   -----------   -----------   -----------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
                                                                                                DIVIDEND     VALUE-ADDED
                                                                    BALANCED      UTILITIES      GROWTH        MARKET
                                                                    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                                   -----------   -----------   -----------   -----------
Operations:
  Net investment income (loss)...................................    $   17        $    18      $    729       $    10
  Capital gains income...........................................         3              4            37             2
  Net realized gain (loss) on security transactions..............     --            --                49        --
  Net unrealized appreciation (depreciation) of investments
   during the period.............................................       208            210         3,719           146
                                                                   -----------   -----------   -----------   -----------
  Net increase (decrease) in net assets resulting from
   operations....................................................       228            232         4,534           158
                                                                   -----------   -----------   -----------   -----------
Unit transactions:
  Purchases......................................................     1,000          1,000         1,000         1,000
  Net transfers..................................................     2,500         --           102,911        --
  Surrenders for benefit payments and fees.......................        (4)        --              (607)       --
  Loan withdrawals...............................................     --            --            (1,647)       --
  Cost of insurance..............................................        (1)        --              (233)       --
                                                                   -----------   -----------   -----------   -----------
  Net increase (decrease) in net assets resulting from unit
   transactions..................................................     3,495          1,000       101,424         1,000
                                                                   -----------   -----------   -----------   -----------
  Total increase (decrease) in net assets........................     3,723          1,232       105,958         1,158
Net assets:
  Beginning of period............................................     --            --            --            --
                                                                   -----------   -----------   -----------   -----------
  End of period..................................................    $3,723        $ 1,232      $105,958       $ 1,158
                                                                   -----------   -----------   -----------   -----------
                                                                   -----------   -----------   -----------   -----------


                                                                                   AMERICAN       GLOBAL      DEVELOPING
                                                                      GROWTH         VALUE        EQUITY        GROWTH
                                                                    PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                                   ------------   -----------   -----------   -----------
Operations:
  Net investment income (loss)...................................    $--           $    167      $    388       $    76
  Capital gains income...........................................        34           1,308            96            58
  Net realized gain (loss) on security transactions..............     --              5,367         5,127           (34)
  Net unrealized appreciation (depreciation) of investments
   during the period.............................................       118           3,491         2,441         1,841
                                                                     ------       -----------   -----------   -----------
  Net increase (decrease) in net assets resulting from
   operations....................................................       152          10,333         8,052         1,941
                                                                     ------       -----------   -----------   -----------
Unit transactions:
  Purchases......................................................     --             --            --            --
  Net transfers..................................................     --            (20,608)      (37,288)       21,315
  Surrenders for benefit payments and fees.......................     --             (2,132)       (2,292)         (510)
  Loan withdrawals...............................................     --              1,673         1,723        --
  Cost of insurance..............................................     --               (164)         (222)         (192)
                                                                     ------       -----------   -----------   -----------
  Net increase (decrease) in net assets resulting from unit
   transactions..................................................     --            (21,231)      (38,079)       20,613
                                                                     ------       -----------   -----------   -----------
  Total increase (decrease) in net assets........................       152         (10,898)      (30,027)       22,554
Net assets:
  Beginning of period............................................     1,149          45,925        57,762        19,932
                                                                     ------       -----------   -----------   -----------
  End of period..................................................    $1,301        $ 35,027      $ 27,735       $42,486
                                                                     ------       -----------   -----------   -----------
                                                                     ------       -----------   -----------   -----------
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                   AMERICAN       GLOBAL      DEVELOPING
                                                                      GROWTH         VALUE        EQUITY        GROWTH
                                                                    PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                                   ------------   -----------   -----------   -----------
Operations:
  Net investment income (loss)...................................    $    1        $     33      $    111       $     7
  Capital gains income...........................................         5              22             2        --
  Net realized gain (loss) on security transactions..............     --                 64            58             8
  Net unrealized appreciation (depreciation) of investments
   during the period.............................................       143           2,682          (214)        1,546
                                                                     ------       -----------   -----------   -----------
  Net increase (decrease) in net assets resulting from
   operations....................................................       149           2,801           (43)        1,561
                                                                     ------       -----------   -----------   -----------
Unit transactions:
  Purchases......................................................     1,000           1,000         1,000         1,000
  Net transfers..................................................     --             43,968        58,859        17,580
  Surrenders for benefit payments and fees.......................     --               (138)         (256)         (151)
  Loan withdrawals...............................................     --             (1,653)       (1,700)       --
  Cost of insurance..............................................     --                (53)          (98)          (58)
                                                                     ------       -----------   -----------   -----------
  Net increase (decrease) in net assets resulting from unit
   transactions..................................................     1,000          43,124        57,805        18,371
                                                                     ------       -----------   -----------   -----------
  Total increase (decrease) in net assets........................     1,149          45,925        57,762        19,932
Net assets:
  Beginning of period............................................     --             --            --            --
                                                                     ------       -----------   -----------   -----------
  End of period..................................................    $1,149        $ 45,925      $ 57,762       $19,932
                                                                     ------       -----------   -----------   -----------
                                                                     ------       -----------   -----------   -----------

                            SA-13   PROSPECTUS

SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
Statements of Changes in Net Assets -- (continued)
For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

                                                                            EMERGING    DIVERSIFIED
                                                                            MARKETS        INCOME
                                                                           PORTFOLIO     PORTFOLIO
                                                                           SUB-ACCOUNT  SUB-ACCOUNT
                                                                           ----------   ------------
Operations:
  Net investment income (loss)...................................           $     9       $ 1,650
  Capital gains income...........................................                 2            42
  Net realized gain (loss) on security transactions..............            (1,107)       --
  Net unrealized appreciation (depreciation) of investments
   during the period.............................................              (281)         (947)
                                                                           ----------   ------------
  Net increase (decrease) in net assets resulting from
   operations....................................................            (1,377)          745
                                                                           ----------   ------------
Unit transactions:
  Purchases......................................................             --           --
  Net transfers..................................................             1,107        22,647
  Surrenders for benefit payments and fees.......................                 1          (367)
  Loan withdrawals...............................................             --           --
  Cost of insurance..............................................             --             (137)
                                                                           ----------   ------------
  Net increase (decrease) in net assets resulting from unit
   transactions..................................................             1,108        22,143
                                                                           ----------   ------------
  Total increase (decrease) in net assets........................              (269)       22,888
Net assets:
  Beginning of period............................................               928         8,807
                                                                           ----------   ------------
  End of period..................................................           $   659       $31,695
                                                                           ----------   ------------
                                                                           ----------   ------------
* From inception, April 1, 1998, to December 31, 1998.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
                                                                            EMERGING    DIVERSIFIED
                                                                            MARKETS        INCOME
                                                                           PORTFOLIO     PORTFOLIO
                                                                           SUB-ACCOUNT  SUB-ACCOUNT
                                                                           ----------   ------------
Operations:
  Net investment income (loss)...................................           $     3       $   348
  Capital gains income...........................................             --                2
  Net realized gain (loss) on security transactions..............             --           --
  Net unrealized appreciation (depreciation) of investments
   during the period.............................................               (75)           59
                                                                           ----------   ------------
  Net increase (decrease) in net assets resulting from
   operations....................................................               (72)          409
                                                                           ----------   ------------
Unit transactions:
  Purchases......................................................             1,000         1,000
  Net transfers..................................................             --            7,487
  Surrenders for benefit payments and fees.......................             --           --
  Loan withdrawals...............................................             --              (66)
  Cost of insurance..............................................             --              (23)
                                                                           ----------   ------------
  Net increase (decrease) in net assets resulting from unit
   transactions..................................................             1,000         8,398
                                                                           ----------   ------------
  Total increase (decrease) in net assets........................               928         8,807
Net assets:
  Beginning of period............................................             --           --
                                                                           ----------   ------------
  End of period..................................................           $   928       $ 8,807
                                                                           ----------   ------------
                                                                           ----------   ------------

   The accompanying notes are an integral part of these financial statements.

                            SA-14   PROSPECTUS

                                                                                                              EMERGING
                                                                     MID-CAP                                   MARKETS
                                                                     GROWTH      HIGH YIELD      MID-CAP        DEBT
                                                                    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                   SUB-ACCOUNT   SUB-ACCOUNT*  SUB-ACCOUNT*  SUB-ACCOUNT*
                                                                   -----------   -----------   -----------   -----------
Operations:
  Net investment income (loss)...................................    $   39        $   57        $    2        $1,756
  Capital gains income...........................................        53            11            29         --
  Net realized gain (loss) on security transactions..............     --            --            --              (60)
  Net unrealized appreciation (depreciation) of investments
   during the period.............................................       236           (62)          (26)       (7,924)
                                                                   -----------   -----------   -----------   -----------
  Net increase (decrease) in net assets resulting from
   operations....................................................       328             6             5        (6,228)
                                                                   -----------   -----------   -----------   -----------
Unit transactions:
  Purchases......................................................     --            1,000         1,000         1,000
  Net transfers..................................................     --            --            --           20,208
  Surrenders for benefit payments and fees.......................       (84)        --                1          (155)
  Loan withdrawals...............................................     --            --            --            --
  Cost of insurance..............................................       (30)        --            --              (60)
                                                                   -----------   -----------   -----------   -----------
  Net increase (decrease) in net assets resulting from unit
   transactions..................................................      (114)        1,000         1,001        20,993
                                                                   -----------   -----------   -----------   -----------
  Total increase (decrease) in net assets........................       214         1,006         1,006        14,765
Net assets:
  Beginning of period............................................     5,906         --            --            --
                                                                   -----------   -----------   -----------   -----------
  End of period..................................................    $6,120        $1,006        $1,006        $14,765
                                                                   -----------   -----------   -----------   -----------
                                                                   -----------   -----------   -----------   -----------
* From inception, April 1, 1998, to December 31, 1998.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
                                                                     MID-CAP
                                                                     GROWTH
                                                                    PORTFOLIO
                                                                   SUB-ACCOUNT
                                                                   -----------
Operations:
  Net investment income (loss)...................................    $   23
  Capital gains income...........................................     --
  Net realized gain (loss) on security transactions..............     --
  Net unrealized appreciation (depreciation) of investments
   during the period.............................................       411
                                                                   -----------
  Net increase (decrease) in net assets resulting from
   operations....................................................       434
                                                                   -----------
Unit transactions:
  Purchases......................................................     1,000
  Net transfers..................................................     4,498
  Surrenders for benefit payments and fees.......................     --
  Loan withdrawals...............................................       (19)
  Cost of insurance..............................................        (7)
                                                                   -----------
  Net increase (decrease) in net assets resulting from unit
   transactions..................................................     5,472
                                                                   -----------
  Total increase (decrease) in net assets........................     5,906
Net assets:
  Beginning of period............................................     --
                                                                   -----------
  End of period..................................................    $5,906
                                                                   -----------
                                                                   -----------

                                                                   STRATEGIC STOCK    ENTERPRISE
                                                                      PORTFOLIO        PORTFOLIO
                                                                    SUB-ACCOUNT*     SUB-ACCOUNT*
                                                                   ---------------   -------------
Operations:
  Net investment income (loss)...................................      $--               $--
  Capital gains income...........................................      --                --
  Net realized gain (loss) on security transactions..............      --                --
  Net unrealized appreciation (depreciation) of investments
   during the period.............................................          33                60
                                                                       ------            ------
  Net increase (decrease) in net assets resulting from
   operations....................................................          33                60
                                                                       ------            ------
Unit transactions:
  Purchases......................................................       1,000             1,000
  Net transfers..................................................      --                --
  Surrenders for benefit payments and fees.......................      --                --
  Loan withdrawals...............................................      --                --
  Cost of insurance..............................................      --                --
                                                                       ------            ------
  Net increase (decrease) in net assets resulting from unit
   transactions..................................................       1,000             1,000
                                                                       ------            ------
  Total increase (decrease) in net assets........................       1,033             1,060
Net assets:
  Beginning of period............................................      --                --
                                                                       ------            ------
  End of period..................................................      $1,033            $1,060
                                                                       ------            ------
                                                                       ------            ------
* From inception, April 1, 1998, to December 31, 1998.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
Operations:
  Net investment income (loss)...................................
  Capital gains income...........................................
  Net realized gain (loss) on security transactions..............
  Net unrealized appreciation (depreciation) of investments
   during the period.............................................
  Net increase (decrease) in net assets resulting from
   operations....................................................
Unit transactions:
  Purchases......................................................
  Net transfers..................................................
  Surrenders for benefit payments and fees.......................
  Loan withdrawals...............................................
  Cost of insurance..............................................
  Net increase (decrease) in net assets resulting from unit
   transactions..................................................
  Total increase (decrease) in net assets........................
Net assets:
  Beginning of period............................................
  End of period..................................................

                            SA-15   PROSPECTUS

SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

1.  ORGANIZATION:

Separate Account Five (the Account) is a separate investment account with Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (The Funds) as directed by the contractholders.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

    b) Security Valuation -- The investments in shares of the Morgan Stanley Dean Witter Select Dimensions Investment Series, the Morgan Stanley Universal Funds, Inc. and Van Kampen American Capital Life Investment Trust Mutual Funds is valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

    c) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT
   AND RELATED CHARGES:

    a) Cost of Insurance Charge -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality cost. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

    b) Mortality and Expense Undertakings -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.90% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.40% of the Account's average daily net assets. These expenses are reflected in Surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

    c) Deduction of Annual Maintenance Fee -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owner's accounts, in accordance with the terms of the contracts. These expenses are reflected in Surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

    d) Tax Expense Charge -- The Company will deduct monthly from the account value a tax expense charge equal to an annual rate of 0.40% for the first ten years. During the first nine policy years, a premium tax charge will be imposed on full or partial surrenders at a maximum rate of 2.25%. These expenses are reflected in Surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

                            SA-16    PROSPECTUS

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1998. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                          ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 26, 1999

                             F-1     PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME
--------------------------------------------------------------------------------

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1998     1997     1996
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $2,218   $1,637   $1,705
   Net investment income...........................    1,759    1,368    1,397
   Net realized capital (losses) gains.............       (2)       4     (213)
                                                      ------   ------   ------
     Total revenues................................    3,975    3,009    2,889
                                                      ------   ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,911    1,379    1,535
   Amortization of deferred policy acquisition
    costs..........................................      431      335      234
   Dividends to policyholders......................      329      240      635
   Other expenses..................................      766      586      427
                                                      ------   ------   ------
     Total benefits, claims and expenses...........    3,437    2,540    2,831
                                                      ------   ------   ------
   Income before income tax expense................      538      469       58
   Income tax expense..............................      188      167       20
                                                      ------   ------   ------
 Net income........................................   $  350   $  302   $   38
                                                      ------   ------   ------
                                                      ------   ------   ------

                See Notes to Consolidated Financial Statements.

                             F-2     PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS
--------------------------------------------------------------------------------

                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1998      1997
                                                      -------   -------
                                                        (IN MILLIONS,
                                                      EXCEPT FOR SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $14,505 and
    $13,885).......................................   $14,818   $14,176
   Equity securities, at fair value................        31       180
   Policy loans, at outstanding balance............     6,684     3,756
   Other investments, at cost......................       264        47
                                                      -------   -------
     Total investments.............................    21,797    18,159
   Cash............................................        17        54
   Premiums receivable and agents' balances........        17        18
   Reinsurance recoverables........................     1,257     6,114
   Deferred policy acquisition costs...............     3,754     3,315
   Deferred income tax.............................       464       348
   Other assets....................................       695       682
   Separate account assets.........................    90,262    69,055
                                                      -------   -------
     Total assets..................................   $118,263  $97,745
                                                      -------   -------
                                                      -------   -------
 Liabilities
   Future policy benefits..........................   $ 3,595   $ 3,059
   Other policyholder funds........................    19,615    21,034
   Other liabilities...............................     2,094     2,254
   Separate account liabilities....................    90,262    69,055
                                                      -------   -------
     Total liabilities.............................   115,566    95,402
                                                      -------   -------
 Stockholder's Equity
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690..............         6         6
   Capital surplus.................................     1,045     1,045
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax...................................       184       179
                                                      -------   -------
     Total accumulated other comprehensive
      income.......................................       184       179
                                                      -------   -------
   Retained earnings...............................     1,462     1,113
                                                      -------   -------
     Total stockholder's equity....................     2,697     2,343
                                                      -------   -------
   Total liabilities and stockholder's equity......   $118,263  $97,745
                                                      -------   -------
                                                      -------   -------

                See Notes to Consolidated Financial Statements.

                             F-3     PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
--------------------------------------------------------------------------------

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                    ---------------
                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                                      (LOSSES) ON                       TOTAL
                                           COMMON     CAPITAL         SECURITIES,      RETAINED     STOCKHOLDER'S
                                           STOCK      SURPLUS         NET OF TAX       EARNINGS        EQUITY
                                           ------     -------       ---------------   -----------   -------------
                                                                       (IN MILLIONS)
 1998
 Balance, December 31, 1997..............    $6        $    1,045        $179           $1,113         $2,343
 Comprehensive income
   Net income............................    --                --          --              350            350
                                                                                                    -------------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --           5               --              5
                                                                                                    -------------
 Total other comprehensive income........                                                                   5
                                                                                                    -------------
   Total comprehensive income                                                                             355
                                                                                                    -------------
 Dividends...............................    --                --          --               (1)            (1)
                                             --
                                                          -------      ------         -----------   -------------
     Balance, December 31, 1998..........    $6        $    1,045        $184           $1,462         $2,697
                                             --
                                                          -------      ------         -----------   -------------
 1997
 Balance, December 31, 1996..............    $6        $    1,045        $ 30           $  811         $1,892
 Comprehensive income
   Net income............................    --                --          --              302            302
                                                                                                    -------------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --         149               --            149
                                                                                                    -------------
 Total other comprehensive income........                                                                 149
                                                                                                    -------------
   Total comprehensive income                                                                             451
                                             --
                                                          -------      ------         -----------   -------------
     Balance, December 31, 1997..........    $6        $    1,045        $179           $1,113         $2,343
                                             --
                                                          -------      ------         -----------   -------------
 1996
 Balance, December 31, 1995..............    $6        $    1,007        $(57)          $  773         $1,729
 Comprehensive income
   Net income............................    --                --          --               38             38
                                                                                                    -------------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --          87               --             87
                                                                                                    -------------
 Total other comprehensive income........                                                                  87
                                                                                                    -------------
   Total comprehensive income............                                                                 125
                                                                                                    -------------
 Capital contribution....................    --                38          --               --             38
                                             --
                                                          -------      ------         -----------   -------------
     Balance, December 31, 1996..........    $6        $    1,045        $ 30           $  811         $1,892
                                             --
                                             --
                                                          -------      ------         -----------   -------------
                                                          -------      ------         -----------   -------------

------------------------------

    (1) Net unrealized capital gain on securities is reflected net of tax of $3, $80 and $47, as of December 31, 1998, 1997 and 1996, respectively.

    (2) There was no reclassification adjustment for after-tax gains (losses) realized in net income for the years ended December 31, 1998 and 1997. December 31, 1996 is net of a $142 reclassification adjustment for after-tax losses realized in net income.

                See Notes to Consolidated Financial Statements.

                             F-4     PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------

                                           FOR THE YEARS ENDED DECEMBER
                                                       31,
                                          ------------------------------
                                            1998       1997       1996
                                          --------   --------   --------
                                                  (IN MILLIONS)
Operating Activities
  Net income............................  $    350   $    302   $     38
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Depreciation and amortization.........       (23)         8         14
  Net realized capital losses (gains)...         2         (4)       213
  Decrease in premiums receivable and
   agents' balances.....................         1        119         10
  (Decrease) increase in other
   liabilities..........................       (79)       223        577
  Change in receivables, payables, and
   accruals.............................        83        107        (22)
  Increase (decrease) in accrued
   taxes................................        60        126        (91)
  (Increase) decrease in deferred income
   taxes................................      (118)        40       (102)
  Increase in deferred policy
   acquisition costs....................      (439)      (555)      (572)
  Increase in future policy benefits....       536        585        101
  (Increase) decrease in reinsurance
   recoverables and other related
   assets...............................        (2)        21       (146)
                                          --------   --------   --------
    Net cash provided by operating
     activities.........................       371        972         20
                                          --------   --------   --------
Investing Activities
  Purchases of investments..............    (6,061)    (6,869)    (5,854)
  Sales of investments..................     4,901      4,256      3,543
  Maturity of investments...............     1,761      2,329      2,693
                                          --------   --------   --------
    Net cash provided by (used for)
     investing activities...............       601       (284)       382
                                          --------   --------   --------
Financing Activities
  Capital contribution..................        --         --         38
  Net disbursements for investment and
   universal life-type contracts charged
   against policyholder accounts........    (1,009)      (677)      (443)
                                          --------   --------   --------
    Net cash used for financing
     activities.........................    (1,009)      (677)      (405)
                                          --------   --------   --------
  Net (decrease) increase in cash.......       (37)        11         (3)
  Cash -- beginning of year.............        54         43         46
                                          --------   --------   --------
  Cash -- end of year...................  $     17   $     54   $     43
                                          --------   --------   --------
                                          --------   --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes..........................  $    263   $      9   $    189
Noncash Investing Activities:
  Due to the recapture of an in force block of business previously ceded to MBL Life Assurance Co. of New Jersey, reinsurance recoverables of
   $4,546 were exchanged for the fair value of assets comprised of
   $4,354 in policy loans and $192 in other assets.

                See Notes to Consolidated Financial Statements.

                             F-5     PROSPECTUS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)
--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company (ILA) and Hartford International Life Reassurance Corporation (HLRe), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA), a wholly-owned subsidiary of Hartford Life, Inc. (Hartford Life). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company (HA&I), an indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to HLA to support growth in its core businesses. Hartford Life became a publicly traded company upon the sale of 26 million shares representing approximately 18.6% of the equity ownership in Hartford Life. On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation) (ITT) distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date. As a result, The Hartford became an independent, publicly traded company.

Along with its parent, HLA, the Company is a leading financial services and insurance company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

These Consolidated Financial Statements present the financial position, results of operations and cash flows of the Company. All material intercompany transactions and balances between the Company, its subsidiaries and affiliates have been eliminated. The Consolidated Financial Statements are prepared on the basis of generally accepted accounting principles which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities.

The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

  (B) CHANGES IN ACCOUNTING PRINCIPLES

In November 1998, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 98-15, "Structured Notes Acquired for a Specific Investment Strategy". This EITF issue requires companies to account for structured notes acquired for a specific investment strategy, as a unit. Affected companies that entered into these notes prior to September 25, 1998 are required to either restate prior period financial statements to conform with the prescribed unit accounting model or disclose the related impact on earnings for all periods presented and cumulatively over the life of the instruments had the registrant accounted for the structure as a unit. Based upon recently prescribed current generally accepted accounting principles for such types of transactions entered into after September 24, 1998, there was no additional earnings impact to the Company related to combined structured note transactions. As of December 31, 1998, the Company does not hold any combined structured notes.

In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities". The new standard establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. SFAS No. 133 will be effective for fiscal years beginning after June 15, 1999. Initial application for Hartford Life Insurance Company will begin for the first quarter of the year 2000. While Hartford Life Insurance Company is currently in the process of quantifying the impact of SFAS No. 133, the Company is reviewing its derivative holdings in order to take actions needed to minimize potential

                             F-6     PROSPECTUS
volatility, while at the same time maintaining the economic protection needed to support the goals of its business.

In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". The SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. This statement is effective for fiscal years beginning after December 15, 1998 and is not expected to have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income", which establishes standards for reporting and display of comprehensive income and its components in a full set of general purpose financial statements. The objective of this statement is to report a measure of all changes in equity of an enterprise that result from transactions and other economic events of the period other than transactions with owners. Comprehensive income is the total of net income and all other nonowner changes in equity. Accordingly, the Company has reported comprehensive income in the Consolidated Statements of Changes in Stockholder's Equity.

In December 1997, the AICPA issued SOP No. 97-3 "Accounting by Insurance and Other Enterprises for Insurance Related Assessments". This SOP provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities. Specifically, the SOP provides guidance on when a guaranty fund or other assessment should be recognized, how to measure the liability, and what information should be disclosed. This SOP will be effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material impact on the Company's financial condition or results of operations.

In June 1997, the FASB issued SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". The new standard requires public business enterprises to disclose certain financial and descriptive information about reportable operating segments in annual financial statements and in condensed financial statements of interim periods. Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. SFAS No. 131 also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company adopted SFAS No. 131 in 1998. For additional information, see Note 13.

On November 14, 1996, the EITF reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This EITF issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.

In June 1996, the FASB issued SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996. This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Adoption of SFAS No. 125 did not have a material effect on the Company's financial condition or results of operations.

Effective January 1, 1996, Hartford Life Insurance Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of ". This statement establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed. Adoption of SFAS No. 121 did not have a material effect on the Company's financial condition or results of operations.

The Company's cash flows were not impacted by these changes in accounting principles.

 (C) REVENUE RECOGNITION

Revenues for investment products and universal life-type policies consist of policy charges for policy administration, cost of insurance and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders.

  (D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS

Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.

  (E) INVESTMENTS

Hartford Life Insurance Company's investments in fixed maturities include bonds and commercial paper which are considered "available for sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of stockholder's equity designated "net unrealized capital gains on securities, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair values with the after-tax difference from cost reflected in stockholder's equity. Policy loans are carried at outstanding balance which approximates fair value. Realized capital gains and losses

                             F-7     PROSPECTUS
on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

  (F) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company uses a variety of derivative instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP 86-2, "Accounting for Options" and various EITF pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in Stockholder's Equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" issued in June 1998, see (b) Changes in Accounting Principles.

Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument it is intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

                             F-8     PROSPECTUS

Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustments component of stockholder's equity. Cash flows from futures, options, and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

  (G) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk and rewards, and guaranteed separate account assets, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.
  (H) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment charges, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

Acquisition costs and their related deferral are included in the Company's other expenses as follows:

                                          1998        1997         1996
                                        ---------     -----        -----
Commissions...........................  $   1,069   $     976    $     848
Deferred acquisition costs............       (891)       (862)        (823)
Other.................................        588         472          402
                                        ---------       -----        -----
    Total other expenses..............  $     766   $     586    $     427
                                        ---------       -----        -----
                                        ---------       -----        -----

  (I) DIVIDENDS TO POLICYHOLDERS

Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings on that participating block of business. The participating insurance in force accounted for 71%, 55% and 44% in 1998, 1997 and 1996, respectively, of total insurance in force.
3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

  (A) COMPONENTS OF NET INVESTMENT INCOME

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Interest income from fixed
 maturities.........................  $     952  $     932  $     918
Interest income from policy loans...        789        425        477
Income from other investments.......         32         26         15
                                      ---------  ---------  ---------
Gross investment income.............      1,773      1,383      1,410
Less: Investment expenses...........         14         15         13
                                      ---------  ---------  ---------
Net investment income...............  $   1,759  $   1,368  $   1,397
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

  (B) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                           FOR THE YEARS ENDED DECEMBER 31,
                                         -------------------------------------
                                            1998         1997         1996
                                            -----        -----        -----
Fixed maturities.......................   $     (28)   $      (7)   $    (201)
Equity securities......................          21           12            2
Real estate and other..................           5           (1)          (4)
Less: Decrease in liability to
 policyholders for realized capital
 gains.................................          --           --          (10)
                                                ---          ---        -----
Net realized capital (losses) gains....   $      (2)   $       4    $    (213)
                                                ---          ---        -----
                                                ---          ---        -----

  (C) NET UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                           FOR THE YEARS ENDED DECEMBER 31,
                                         -------------------------------------
                                            1998         1997         1996
                                            -----        -----        -----
Gross unrealized capital gains.........   $       2    $      14    $      13
Gross unrealized capital losses........          (1)          --           (1)
                                                 --
                                                             ---          ---
Net unrealized capital gains...........           1           14           12
Deferred income tax expense............          --            5            4
                                                 --
                                                             ---          ---
Net unrealized capital gains, net of
 tax...................................           1            9            8
Balance -- beginning of year...........           9            8            1
                                                 --
                                                             ---          ---
Net change in unrealized capital gains
 on equity securities..................   $      (8)   $       1    $       7
                                                 --
                                                 --
                                                             ---          ---
                                                             ---          ---

  (D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                           FOR THE YEARS ENDED DECEMBER 31,
                                         -------------------------------------
                                            1998         1997         1996
                                            -----        -----        -----
Gross unrealized capital gains.........   $     421    $     371    $     386
Gross unrealized capital losses........        (108)         (80)        (341)
Unrealized capital gains credited to
 policyholders.........................         (32)         (30)         (11)
                                              -----        -----        -----
Net unrealized capital gains...........         281          261           34
Deferred income tax expense............          98           91           12
                                              -----        -----        -----
Net unrealized capital gains, net of
 tax...................................         183          170           22
Balance -- beginning of year...........         170           22          (58)
                                              -----        -----        -----
Net change in unrealized capital gains
 (losses) on fixed maturities..........   $      13    $     148    $      80
                                              -----        -----        -----
                                              -----        -----        -----

                             F-9     PROSPECTUS

  (E) FIXED MATURITY INVESTMENTS

                                                                                 AS OF DECEMBER 31, 1998
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)......................................    $   121       $  2          $ --         $   123
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,001         23            (8)          1,016
States, municipalities and political subdivisions................        165          8            --             173
International governments........................................        393         26            (7)            412
Public utilities.................................................        844         33            (3)            874
All other corporate including international......................      5,469        260           (42)          5,687
All other corporate -- asset backed..............................      4,155         58           (42)          4,171
Short-term investments...........................................      1,847         --            --           1,847
Certificates of deposit..........................................        510         11            (6)            515
                                                                   ----------     -----         -----       ----------
    Total fixed maturities.......................................    $14,505       $421          $(108)       $14,818
                                                                   ----------     -----         -----       ----------
                                                                   ----------     -----         -----       ----------

                                                                                 AS OF DECEMBER 31, 1997
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)......................................    $   217       $  3          $ (1)        $   219
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,175         64           (35)          1,204
States, municipalities and political subdivisions................        211          7            (1)            217
International governments........................................        376         20            (3)            393
Public utilities.................................................        871         26            (3)            894
All other corporate including international......................      5,033        200           (25)          5,208
All other corporate -- asset backed..............................      4,091         41            (8)          4,124
Short-term investments...........................................      1,318         --            --           1,318
Certificates of deposit..........................................        593         10            (4)            599
                                                                   ----------     -----           ---       ----------
    Total fixed maturities.......................................    $13,885       $371          $(80)        $14,176
                                                                   ----------     -----           ---       ----------
                                                                   ----------     -----           ---       ----------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 1998 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                    MATURITY

                                         AMORTIZED
                                           COST      FAIR VALUE
                                        -----------  -----------
One year or less......................   $   3,047    $   3,116
Over one year through five years......       4,796        4,843
Over five years through ten years.....       3,242        3,318
Over ten years........................       3,420        3,541
                                        -----------  -----------
    Total.............................   $  14,505    $  14,818
                                        -----------  -----------
                                        -----------  -----------

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $3.2 billion, $4.2 billion and $3.5 billion, gross realized capital gains of $103, $169 and $87, gross realized capital losses (including writedowns) of $131, $176 and $298, respectively. In 1996, gross realized capital losses includes an other than temporary impairment of $137 related to the Company's block of guaranteed investment contract business written prior to 1995 which could not recover to amortized cost prior to sale. Sales of equity security investments for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $35, $132 and $74 and gross realized capital gains of $21, $12 and $2, respectively, and no gross realized capital losses for all periods.

  (F) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

                            F-10     PROSPECTUS

  (G) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.

Hartford Life Insurance Company maintains a derivatives counterparty exposure policy which establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/ credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds. Hartford Life Insurance Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management and Hartford Life's Finance Committee of the Board of Directors. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $6.2 billion and $6.5 billion ($3.9 billion and $4.6 billion related to the Company's investments, $2.3 billion and $1.9 billion on the Company's liabilities) as of December 31, 1998 and 1997, respectively.
The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 1998 and 1997, segregated by major investment and liability category:

                                                          1998 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                                                                  FOREIGN
                                      TOTAL      ISSUED    PURCHASED                  INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &      CAPS &      FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS      FLOORS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $ 5,163    $    --    $   188      $     3      $   885        $--       $ 1,076
Inverse floaters (1)...............       24         44         55           --           --         --            99
Anticipatory (4)...................       --         --         --           --          235         --           235
Other bonds and notes..............    7,683        461        597           18        1,300         90         2,466
Short-term investments.............    1,948         --         --           --           --         --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total fixed maturities.........   14,818        505        840           21        2,420         90         3,876
Equity securities, policy loans and
 other investments.................    6,979         --         --           --           --         --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total investments..............  $21,797        505        840           21        2,420         90         3,876
    Other policyholder funds.......  $19,615      1,100         50           --        1,195         --         2,345
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total derivative instruments --
     notional value................             $ 1,605    $   890      $    21      $ 3,615        $90       $ 6,221
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total derivative instruments --
     fair value....................             $    (6)   $    19      $    --      $    27        $(7)      $    33
                                     --------   --------   ----------       ---      ----------     ---      ----------
                                     --------   --------   ----------       ---      ----------     ---      ----------

                            F-11     PROSPECTUS

                                                      1997 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     --------------------------------------------------------------------------
                                                                                              FOREIGN
                                      TOTAL    ISSUED    PURCHASED                 INTEREST   CURRENCY   TOTAL
                                     CARRYING  CAPS &      CAPS &                    RATE      SWAPS    NOTIONAL
           ASSETS HEDGED              VALUE    FLOORS      FLOORS     FUTURES (2)    SWAPS      (3)     AMOUNT
-----------------------------------  --------  -------  ------------  -----------  ---------  --------  -------
Asset backed securities
 (excluding inverse floaters and
 anticipatory).....................  $ 5,253   $  500     $   1,404       $ 28      $   221     $ --    $2,153
Inverse floaters (1)...............       75       47            80         --           25       --       152
Anticipatory (4)...................       --       --            --         --           --       --        --
Other bonds and notes..............    7,531      462           460         22        1,258       91     2,293
Short-term investments.............    1,317       --            --         --           --       --        --
                                     --------  -------       ------        ---     ---------     ---    -------
    Total fixed maturities.........   14,176    1,009         1,944         50        1,504       91     4,598
Equity securities, policy loans and
 other investments.................    3,983       --            --         --           --       --        --
                                     --------  -------       ------        ---     ---------     ---    -------
    Total investments..............  $18,159    1,009         1,944         50        1,504       91     4,598
    Other policyholder funds.......  $21,034       10           150         --        1,747       --     1,907
                                     --------  -------       ------        ---     ---------     ---    -------
    Total derivative instruments --
     notional value................            $1,019     $   2,094       $ 50      $ 3,251     $ 91    $6,505
                                     --------  -------       ------        ---     ---------     ---    -------
    Total derivative instruments --
     fair value....................            $   (8 )   $      23       $ --      $    19     $ (6  ) $   28
                                     --------  -------       ------        ---     ---------     ---    -------
                                     --------  -------       ------        ---     ---------     ---    -------

------------------------

(1) Inverse floaters are variations of collateralized mortgage obligations (CMO's) for which the coupon rates move inversely with an index rate such as the London Interbank Offered Rate (LIBOR). The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps, caps and floors.

(2) As of December 31, 1998 and 1997, approximately 5% and 44% , respectively, of the notional futures contracts expire within one year.

(3) As of December 31, 1998 and 1997, approximately 11% and 16%, respectively, of foreign currency swaps expire within one year.

(4) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 1998 and 1997, the Company had no deferred gains for interest rate swaps. During 1998, $1.5 in deferred gains were basis adjusted.

The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1998 and 1997:

                                             DECEMBER 31, 1997               MATURITIES/    DECEMBER 31, 1998
                                              NOTIONAL AMOUNT    ADDITIONS TERMINATIONS (1)  NOTIONAL AMOUNT
                                             -----------------   -------- ----------------- -----------------
BY DERIVATIVE TYPE
Caps.........................................      $1,239         $1,000       $  327            $1,912
Floors.......................................       1,864             --        1,281               583
Swaps/Forwards...............................       3,342          1,838        1,475             3,705
Futures......................................          50              8           37                21
Options......................................          10             --           10                --
                                                  ------         --------      ------            ------
    Total....................................      $6,505         $2,846       $3,130            $6,221
                                                  ------         --------      ------            ------
By Strategy
Liability....................................      $1,907         $1,099       $  661            $2,345
Anticipatory.................................          --            242            7               235
Asset........................................       1,805          1,260          667             2,398
Portfolio....................................       2,793            245        1,795             1,243
                                                  ------         --------      ------            ------
    Total....................................      $6,505         $2,846       $3,130            $6,221
                                                  ------         --------      ------            ------
                                                  ------         --------      ------            ------

------------------------

    (1) During 1998, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts. Hartford Life Insurance

                            F-12     PROSPECTUS

Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value for other invested assets primarily consist of partnerships and trusts that are based on external market valuations from partnership and trust management as well as mortgage loans where carrying amounts approximate fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.
The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is validated through periodic comparison to dealer quoted prices.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 1998 and 1997 were as follows:

                                                                1998                1997
                                                         ------------------  ------------------
                                                         CARRYING    FAIR    CARRYING    FAIR
                                                          AMOUNT     VALUE    AMOUNT     VALUE
                                                         ---------  -------  ---------  -------
Assets
  Fixed maturities.....................................   $14,818   $14,818   $14,176   $14,176
  Equity securities....................................        31        31       180       180
  Policy loans.........................................     6,684     6,684     3,756     3,756
  Other investments....................................       264       309        47        91
Liabilities
  Other policyholder funds (1).........................   $11,709   $11,726   $11,769   $11,755

------------------------------

    (1) Excludes corporate owned life insurance and universal life insurance contracts.

5. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $90.3 billion and $69.1 billion as of December 31, 1998 and 1997, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $80.6 billion and $58.6 billion as of December 31, 1998 and 1997, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate accounts totaling $9.7 and $10.5 billion as of December 31, 1998 and 1997, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $1.8 billion and $1.9 billion as of December 31, 1998 and 1997, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $908, $699 and $538 in 1998, 1997 and 1996, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.6% and 6.5% as of December 31, 1998 and 1997, respectively. The assets that support these liabilities were comprised of $9.5 billion and $10.2 billion in fixed maturities as of December 31, 1998 and 1997, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $40 and $119 in carrying value and $3.5 billion and $3.0 billion in notional amounts as of December 31, 1998 and 1997, respectively.

6. STATUTORY RESULTS

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Statutory net income................  $     211  $     214  $     144
                                      ---------  ---------  ---------
Statutory surplus...................  $   1,676  $   1,441  $   1,207
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1999 is estimated to be $168.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut. Prescribed statutory accounting practices include

                            F-13     PROSPECTUS
publications of the National Association of Insurance Commissioners, as well as state laws, regulations, and general administrative rules.

7. STOCK COMPENSATION PLANS

Hartford Life Insurance Company's employees are included in the 1997 Hartford Life, Inc. Incentive Stock Plan (the "Plan"), which was adopted during the second quarter of 1997. Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K for the preceding year plus unused portions of such limit from prior years. In addition, no more than 5 million shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares.

All options granted have an exercise price equal to the market price of Hartford Life's stock on the date of grant and an option's maximum term is ten years. Certain nonperformance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining nonperformance based options become exercisable over a three year period commencing with the date of grant.

Also included in the Plan are long-term performance awards which become payable upon the attainment of specific performance goals achieved over a three year period.

During the second quarter of 1997, Hartford Life established the Hartford Life, Inc. Employee Stock Purchase Plan (ESPP). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 121,943 and 54,316 shares under the ESPP in 1998 and 1997, respectively. The weighted average fair value of the discount under the ESPP was $13.80 per share in 1998 and $9.63 per share in 1997.

8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

  (A) PENSION PLANS

Hartford Life Insurance Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $6 in 1998 and $5 in both 1997 and 1996.

The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998, 1997 and 1996.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

  (B) INVESTMENT AND SAVINGS PLAN

Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to Hartford Life Insurance Company for the above-mentioned plan was approximately $4 and $2 in 1998 and 1997, respectively.

9. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers, including its parent, HLA, in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

                            F-14     PROSPECTUS

Net premiums and other considerations were comprised of the following:

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Gross premiums......................  $   2,722  $   2,164  $   2,138
Assumed.............................        150        159        190
Ceded...............................       (654)      (686)      (623)
                                      ---------  ---------  ---------
  Net premiums and other
   considerations...................  $   2,218  $   1,637  $   1,705
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

The Company ceded approximately $128, $76 and $100 of group life premium to HLA in 1998, 1997 and 1996, respectively, representing $38.4 billion, $33.6 billion and $33.3 billion of insurance in force, respectively. The Company ceded $383, $339 and $318 of accident and health premium to HLA in 1998, 1997 and 1996, respectively. The Company assumed $82, $89 and $101 of premium in 1998, 1997 and 1996, respectively, representing $7.4 billion, $8.2 billion and $8.5 billion of individual life insurance in force, respectively, from HLA.
Life reinsurance recoveries, which reduce death and other benefits, approximated $97, $158 and $140 for the years ended December 31, 1998, 1997 and 1996, respectively.

Hartford Life Insurance Company has no significant reinsurance-related concentrations of credit risk.

10. INCOME TAX

Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated Federal income tax return. The life insurance companies will file a separate consolidated federal income tax return. The Company's effective tax rate was 35%, 36% and 35% in 1998, 1997 and 1996, respectively.

Income tax expense is as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                         -------------------------------------
                                            1998         1997         1996
                                            -----        -----        -----
Current................................   $     307    $     162    $     118
Deferred...............................        (119)           5          (98)
                                              -----        -----        -----
  Income tax expense...................   $     188    $     167    $      20
                                              -----        -----        -----
                                              -----        -----        -----

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                         -------------------------------------
                                            1998         1997         1996
                                            -----        -----        -----
Tax provision at the U.S. Federal
 statutory rate........................   $     188    $     164    $      20
Other..................................          --            3           --
                                              -----        -----          ---
  Total................................   $     188    $     167    $      20
                                              -----        -----          ---
                                              -----        -----          ---

Deferred tax assets (liabilities) include the following as of December 31:

                                                   1998         1997
                                                   -----        -----
Tax basis deferred policy acquisition costs...   $     751    $     639
Financial statement deferred policy
 acquisition costs and reserves...............         103           69
Employee benefits.............................           4            8
Net unrealized capital gains on securities....         (98)         (96)
Investments and other.........................        (296)        (272)
                                                     -----        -----
  Total.......................................   $     464    $     348
                                                     -----        -----
                                                     -----        -----

Hartford Life Insurance Company had a current tax payable of $65 and $64 as of December 31, 1998 and 1997, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1998 was $104.

11. RELATED PARTY TRANSACTIONS

Transactions of the Company with HA&I and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $47, $34 and $40 in 1998, 1997 and 1996, respectively. Management believes that the methods used are reasonable.

                            F-15     PROSPECTUS

12. COMMITMENTS AND CONTINGENT LIABILITIES

  (A) LITIGATION

Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

 (B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $9, $15 and $11 in 1998, 1997 and 1996, respectively, of which $4, $4 and $5, respectively, were estimated to be creditable against premium taxes.

  (C) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $7 in both 1998 and 1997 and $3 in 1996. Future minimum rental commitments are as follows:

1999...............  $       7
2000...............         12
2001...............         12
2002...............         13
2003...............         13
Thereafter.........         74
                     ---------
  Total............  $     131
                     ---------
                     ---------

Rental expense is recognized on a level basis over the term of the primary sublease, which expires on December 31, 2009, and amounted to approximately $9 in both 1998 and 1997 and $8 in 1996.

  (D) TAX MATTERS

Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life is currently under audit for the years 1993 through 1995, with the audit for the years 1996 through 1997 expected to begin during early 1999. Management believes that adequate provision has been made in the financial statements for items that may result from tax examinations and other tax related matters.

  (E) INVESTMENTS

As of December 31, 1998, Hartford Life Insurance Company held $71 of asset backed securities securitized and serviced by Commercial Financial Services, Inc. (CFS) of which $50 were included in the Company's general account and $21 in the Company's guaranteed separate account. In October 1998, the Company became aware of allegations of improper activities at CFS. On December 11, 1998, CFS filed for protection under Chapter 11 of the Bankruptcy Code. As of December 31, 1998, CFS continues to service the asset backed securities, which remain current on payments of principal and interest, however, the Company does not expect to recover all of its principal investment. Based upon information available in the fourth quarter 1998, the Company recognized a $25, after-tax, writedown related to its holdings in CFS of which $18 was related to the Company's general account assets. The ultimate realizable amount depends on the outcome of the bankruptcy of CFS and these estimates are therefore subject to material change as new information becomes available. The Company is presently unable to determine the amount of further potential loss, if any, related to the securities.

13. SEGMENT INFORMATION

Hartford Life Insurance Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information", during the fourth quarter of 1998. This statement replaces SFAS No. 14, "Financial Reporting for Segments of a Business Enterprise", and establishes new standards for reporting information about operating segments in annual financial statements and in interim financial reports issued to shareholders. It also establishes standards for related disclosures about products and services, geographic areas and major customers. This statement requires that the reportable operating segments be based on the Company's internal operations. On this basis, Hartford Life Insurance Company's segments represent strategic operations which offer different products and services as well as serve different markets.

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual variable annuities, fixed market value adjusted (MVA) annuities and fixed and variable immediate annuities, mutual funds, deferred compensation and retirement plan services, structured settlement contracts and other special purpose annuity contracts. Individual Life sells a variety of life insurance products, including variable life, universal life, interest-sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments as well as certain employee benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

                            F-16     PROSPECTUS

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the amortization of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following table outlines summarized financial information concerning the Company's segments. The information for 1997 and 1996 has been restated to conform to the 1998 presentation.

                                                         INVESTMENT INDIVIDUAL
1998                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,779   $  543    $  1,567  $    86  $ 3,975
Net investment income..................................       736      181         793       49    1,759
Amortization of deferred policy acquisition costs......       326      105          --       --      431
Income tax expense (benefit)...........................       145       35          12       (4)     188
Net income (loss)......................................       270       64          24       (8)     350
Assets.................................................    87,207    5,228      22,631    3,197  118,263

                                                         INVESTMENT INDIVIDUAL
1997                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,510   $  487    $    980  $    32  $ 3,009
Net investment income..................................       739      164         429       36    1,368
Amortization of deferred policy acquisition costs......       250       83          --        2      335
Income tax expense.....................................       111       30          15       11      167
Net income.............................................       206       55          27       14      302
Assets.................................................    72,288    4,914      17,800    2,743   97,745

                                                         INVESTMENT INDIVIDUAL
1996                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,002   $  440    $  1,360  $    87  $ 2,889
Net investment income..................................       684      153         480       80    1,397
Amortization of deferred policy acquisition costs......       174       60          --       --      234
Income tax expense (benefit)...........................       (42 )     24          11       27       20
Net income (loss)......................................       (77 )     44          26       45       38
Assets.................................................    57,410    3,753      14,222    2,377   77,762

14. QUARTERLY RESULTS FOR 1998 AND 1997 (UNAUDITED)

                                                                       THREE MONTHS ENDED
                                     --------------------------------------------------------------------------------------
                                          MARCH 31,              JUNE 30,           SEPTEMBER 30,          DECEMBER 31,
                                     --------------------  --------------------  --------------------  --------------------
                                       1998       1997       1998       1997       1998       1997       1998       1997
                                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Revenues...........................   $   915    $   651    $   721    $   645    $   826    $   679    $  1,513   $  1,034
Benefits, claims and expenses......       787        550        591        536        688        550       1,371        904
Net income.........................        83         63         85         74         89         81          93         84

                            F-17     PROSPECTUS

SCHEDULE I -- SUMMARY OF INVESTMENTS --
OTHER THAN INVESTMENTS IN AFFILIATES
AS OF DECEMBER 31, 1998
(IN MILLIONS)
--------------------------------------------------------------------------------

                                                                   AMOUNT AT
                                                                     WHICH
                                                         FAIR       SHOWN ON
TYPE OF INVESTMENT                              COST     VALUE   BALANCE SHEET
---------------------------------------------  -------  -------  --------------
Fixed Maturities
Bonds and Notes
  U. S. Government and Government agencies
   and authorities (guaranteed and
   sponsored)................................  $   121  $   123     $   123
  U. S. Government and Government agencies
   and authorities (guaranteed and sponsored)
   -- asset backed...........................    1,001    1,016       1,016
  States, municipalities and political
   subdivisions..............................      165      173         173
  Foreign governments........................      393      412         412
  Public utilities...........................      844      874         874
  All other corporate including
   international.............................    5,469    5,687       5,687
  All other corporate -- asset backed........    4,155    4,171       4,171
  Short-term investments.....................    1,847    1,847       1,847
Certificates of deposit......................      510      515         515
                                               -------  -------     -------
Total fixed maturities.......................   14,505   14,818      14,818
                                               -------  -------     -------
Equity Securities
Common Stocks
  Industrial and miscellaneous...............       30       31          31
                                               -------  -------     -------
Total equity securities......................       30       31          31
                                               -------  -------     -------
Total fixed maturities and equity
 securities..................................   14,535   14,849      14,849
                                               -------  -------     -------
Policy Loans.................................    6,684    6,684       6,684
                                               -------  -------     -------
Other Investments
  Mortgage loans on real estate..............      206      207         206
  Other invested assets......................       58      102          58
                                               -------  -------     -------
Total other investments......................      264      309         264
                                               -------  -------     -------
Total investments............................  $21,483  $21,842     $21,797
                                               -------  -------     -------
                                               -------  -------     -------

                            F-18     PROSPECTUS

SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(IN MILLIONS)
--------------------------------------------------------------------------------

                                                DEFERRED
                                                 POLICY       FUTURE       OTHER         PREMIUMS          NET
                                               ACQUISITION    POLICY     POLICYHOLDER    AND OTHER      INVESTMENT
SEGMENT                                           COSTS      BENEFITS      FUNDS      CONSIDERATIONS     INCOME
---------------------------------------------  -----------   ---------   ----------   ---------------   ---------

1998
Investment Products..........................    $2,823       $2,407      $ 9,194         $1,043         $  736
Individual Life..............................       931          466        2,307            363            181
Corporate Owned Life Insurance...............        --          225        8,097            774            793
Other........................................        --          497           17             38             49
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,754       $3,595      $19,615         $2,218         $1,759
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1997
Investment Products..........................    $2,478       $2,070      $ 9,620         $  771         $  739
Individual Life..............................       837          392        2,182            323            164
Corporate Owned Life Insurance...............        --           56        9,259            551            429
Other........................................        --          541          (27)            (8)            36
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,315       $3,059      $21,034         $1,637         $1,368
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1996
Investment Products..........................    $2,030       $1,526      $10,140         $  537         $  684
Individual Life..............................       730          346        2,160            287            153
Corporate Owned Life Insurance...............        --           --        9,823            880            480
Other........................................        --          602           11              1             80
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,760       $2,474      $22,134         $1,705         $1,397
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

                                                   NET        BENEFITS,    AMORTIZATION
                                                REALIZED     CLAIMS AND     OF DEFERRED
                                                 CAPITAL        CLAIM         POLICY
                                                  GAINS      ADJUSTMENT     ACQUISITION    DIVIDENDS TO     OTHER
SEGMENT                                         (LOSSES)      EXPENSES         COSTS       POLICYHOLDERS   EXPENSES
---------------------------------------------  -----------   -----------   -------------   -------------  ----------
1998
Investment Products..........................    $  --         $  670          $326            $ --         $  368
Individual Life..............................       (1)           262           105              --             77
Corporate Owned Life Insurance...............       --            924            --             329            278
Other........................................       (1)            55            --              --             43
                                                 -----       -----------      -----           -----          -----
Consolidated operations......................    $  (2)        $1,911          $431            $329         $  766
                                                 -----       -----------      -----           -----          -----
                                                 -----       -----------      -----           -----          -----
1997
Investment Products..........................    $  --         $  677          $250            $ --         $  266
Individual Life..............................       --            242            83              --             77
Corporate Owned Life Insurance...............       --            439            --             240            259
Other........................................        4             21             2              --            (16)
                                                 -----       -----------      -----           -----          -----
Consolidated operations......................    $   4         $1,379          $335            $240         $  586
                                                 -----       -----------      -----           -----          -----
                                                 -----       -----------      -----           -----          -----
1996
Investment Products..........................    $(219)        $  744          $175            $ --         $  203
Individual Life..............................       --            245            59              --             68
Corporate Owned Life Insurance...............       --            545            --             634            144
Other........................................        6              1            --               1             12
                                                 -----       -----------      -----           -----          -----
Consolidated operations......................    $(213)        $1,535          $234            $635         $  427
                                                 -----       -----------      -----           -----          -----
                                                 -----       -----------      -----           -----          -----

                            F-19     PROSPECTUS

SCHEDULE IV -- REINSURANCE
(IN MILLIONS)
--------------------------------------------------------------------------------

                                                                 CEDED TO      ASSUMED FROM               PERCENTAGE
                                                     GROSS        OTHER           OTHER         NET        OF AMOUNT
                                                     AMOUNT     COMPANIES       COMPANIES      AMOUNT   ASSUMED TO NET
                                                    --------  --------------  --------------  --------  ---------------
For the year ended December 31, 1998
Life insurance in force...........................  $326,400     $200,782        $18,289      $143,907        12.7%
Premiums and other considerations
  Life insurance and annuities....................  $  2,329     $    271        $   142      $  2,200         6.5%
  Accident and health insurance...................       393          383              8            18        44.4%
                                                    --------  --------------     -------      --------
Total premiums and other considerations...........  $  2,722     $    654        $   150      $  2,218         6.8%
                                                    --------  --------------     -------      --------
                                                    --------  --------------     -------      --------
For the year ended December 31, 1997
  Life insurance in force.........................  $245,487     $178,771        $33,156      $ 99,872        33.2%
Premiums and other considerations
  Life insurance and annuities....................  $  1,818     $    340        $   157      $  1,635         9.6%
  Accident and health insurance...................       346          346              2             2       100.0%
                                                    --------  --------------     -------      --------
Total premiums and other considerations...........  $  2,164     $    686        $   159      $  1,637         9.7%
                                                    --------  --------------     -------      --------
                                                    --------  --------------     -------      --------
For the year ended December 31, 1996
  Life insurance in force.........................  $177,094     $106,146        $31,957      $102,905        31.1%
Premiums and other considerations
  Life insurance and annuities....................  $  1,801     $    298        $   169      $  1,672        10.1%
  Accident and health insurance...................       337          325             21            33        63.6%
                                                    --------  --------------     -------      --------
Total premiums and other considerations...........  $  2,138     $    623        $   190      $  1,705        11.1%
                                                    --------  --------------     -------      --------
                                                    --------  --------------     -------      --------

                            F-20     PROSPECTUS

                                  PART C

                            OTHER INFORMATION

Item 27.  Exhibits

(a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

(b)  Not Applicable.

(c)  Principal Underwriting Agreement.(2)

(d)  Form of Modified Single Premium Variable Life Insurance Policy.(1)

(e) Form of Application for Modified Single Premium Variable Life Insurance Policies.(1)

(f)  Certificate of Incorporation of Hartford (3) and Bylaws of Hartford.(1)

(g)  Form of Reinsurance Contract.

(h)  Form of Participation Agreement.

(i)  Not Applicable.

(j)  Not Applicable.

(k) Opinion and consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(l)  Opinion and Consent of Michael R. Winterfield, FSA, MAAA.

(m)  Not Applicable.

(n)  Consent of Arthur Andersen LLP, Independent Public Accountants.

(o)  No financial statement will be omitted.

(p)  Not Applicable.

(q)  Memorandum describing transfer and redemption procedures.(1)

(r)  Power of Attorney.

(s)  Organizational Chart.

------------------

(1) Incorporated by reference to the Initial Submission to the Registration Statement on Form S-6, File No. 333-00245, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on January 17, 1996.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-00245, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on November 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-00245, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on April 16, 1997.

Item 28.  Officers and Directors.


--------------------------------------------------------------------------------
  NAME                         POSITION WITH HARTFORD
--------------------------------------------------------------------------------
  Wendell J. Bossen            Vice President
--------------------------------------------------------------------------------
  Gregory A. Boyko             Senior Vice President, Director*
--------------------------------------------------------------------------------
  Peter W. Cummins             Senior Vice President
--------------------------------------------------------------------------------
  Timothy M. Fitch             Vice President
--------------------------------------------------------------------------------
  Mary Jane B. Fortin          Vice President & Chief Accounting Officer
--------------------------------------------------------------------------------
  David T. Foy                 Senior Vice President & Treasurer
--------------------------------------------------------------------------------
  Lynda Godkin                 Senior Vice President, General
                               Counsel and Corporate Secretary, Director*
--------------------------------------------------------------------------------
  Lois W. Grady                Senior Vice President
--------------------------------------------------------------------------------
  Stephen T. Joyce             Vice President
--------------------------------------------------------------------------------
  Michael D. Keeler            Vice President
--------------------------------------------------------------------------------
  Robert A. Kerzner            Senior Vice President
--------------------------------------------------------------------------------
  Thomas M. Marra              Executive Vice President, Director*
--------------------------------------------------------------------------------
  Joseph J. Noto               Vice President
--------------------------------------------------------------------------------
  Craig R. Raymond             Senior Vice President and Chief Actuary
--------------------------------------------------------------------------------
  Donald A. Salama             Vice President
--------------------------------------------------------------------------------
  Lowndes A. Smith             President and Chief Executive Officer, Director*
--------------------------------------------------------------------------------
  David M. Znamierowski        Senior Vice President, Director*
--------------------------------------------------------------------------------


Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

----------------------

*    Denotes Board of Directors of Hartford.


Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit(s).

Item 30:  Indemnification

     Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

     The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. 33-771(a). Additionally, pursuant to Conn. Gen. Stat. 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they become subject by reason of being or having been employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

     The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

     Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify only a director that was successful on the merits in a suit, under Article VIII, Section 1 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for (1) any claims and liabilities to which they become subject by reason of being or having been a directors or officers of the company and legal and (2) other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

     Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
          Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
          Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust Separate Account Two
          Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Alpine Life Insurance Company VA - Separate Account One
          Alpine Life Insurance Company VL - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA Royal Life Insurance Company of America VA - Separate Account One Royal Life Insurance Company of America VL - Separate Account Two

          (b)  Directors and Officers of HSD


          Name and Principal                Positions and Offices
           Business Address                   With  Underwriter
          ------------------       --------------------------------------------
          Lowndes A. Smith         President and Chief Executive Officer,
                                   Director
          Thomas M. Marra          Executive Vice President, Director
          Robert A. Kerzner        Executive Vice President
          Lynda Godkin             Senior Vice President, General Counsel and
                                   Corporate Secretary
          Peter W. Cummins         Senior Vice President
          David T. Foy             Treasurer
          George R. Jay            Controller


Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33.  Management Services

All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.   Representation of Reasonableness of Fees

Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                     SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on the day of April 12, 1999.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE
(Registrant)

*By:  David T. Foy                  *By:  /s/ Marianne O'Doherty
      --------------------------          ----------------------
      David T. Foy, Senior Vice           Marianne O'Doherty
      President & Treasurer               Attorney-In-Fact

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

*By:  David T. Foy
      --------------------------
      David T. Foy, Senior Vice
      President & Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Gregory A. Boyko, Senior Vice President, Director *
Lynda Godkin, Senior Vice President, General
   Counsel & Corporate Secretary, Director*
Thomas M. Marra, Executive Vice              *By:    /s/ Marianne O'Doherty
   President, Director *                             -------------------------
Lowndes A. Smith, President,                             Marianne O'Doherty
   Chief Operating Officer,                              Attorney-In-Fact
   Director *
David M. Znamierowski, Senior Vice            Dated: April 12, 1999
   President, Director*

                                EXHIBIT INDEX


1.1       Form of Reinsurance Contract.

1.2       Form of Participation Agreement.

1.3 Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

1.4       Opinion and Consent of Michael R. Winterfield, FSA, MAAA.

1.5       Consent of Arthur Andersen LLP, Independent Public Accountants.



1.6       Power of Attorney.


1.7       Organizational Chart.